UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 02/29/2016

Item 1 –	Report to Stockholders

FEBRUARY 29, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock Massachusetts Tax-Exempt Trust (MHE)

BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Quality Trust (BSE)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating the curtailment of the Federal Reserve’s near-zero interest rate policy, which ultimately came in December. In contrast, the European Central Bank and the Bank of Japan took measures to stimulate growth. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Global market volatility increased in the latter part of 2015 and continued into early 2016. Oil prices collapsed in mid-2015 due to excess supply, and remained precarious while the world’s largest oil producers sought to negotiate a deal. Developing countries, many of which rely heavily on oil exports to sustain their economies, were particularly affected by falling oil prices. Meanwhile, China, one of the world’s largest oil consumers, exhibited further signs of slowing economic growth. This, combined with a depreciating yuan and declining confidence in the country’s policymakers, stoked worries about the potential impact of China’s weakness on the broader global economy.

Toward the end of the period, volatility abated as investors were relieved to find that conditions were not as bad as previously feared. While the recent selloff in risk assets has resulted in more reasonable valuations and some appealing entry points, investors continue to face mixed economic data and uncertainty relating to oil prices, corporate earnings and an unusual U.S. presidential election season.

For the 12-month period, higher quality assets such as U.S. Treasuries, municipal bonds and investment grade corporate bonds generated positive returns, while risk assets such as equities and high yield bonds broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of February 29, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(0.92)%	(6.19)%
U.S. small cap equities (Russell 2000® Index)	(10.16)	(14.97)
International equities (MSCI Europe, Australasia, Far East Index)	(9.48)	(15.18)
Emerging market equities (MSCI Emerging Markets Index)	(8.85)	(23.41)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.06	0.08
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	4.11
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	2.20	1.50
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.56	3.78
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(5.57)	(8.26)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended February 29, 2016

Municipal Market Conditions

Municipal bonds generated positive performance for the period, due to a favorable supply-and-demand environment. Interest rates were volatile in 2015 (bond prices rise as rates fall) leading up to a long-awaited rate hike from the U.S. Federal Reserve (the “Fed”) that ultimately came in December. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments, with municipal bonds being one of the strongest-performing sectors. Investors favored the relative stability of municipal bonds amid bouts of volatility resulting from uneven U.S. economic data, falling oil prices, global growth concerns, geopolitical risks, and widening central bank divergence — i.e., policy easing outside the United States while the Fed was posturing to commence policy tightening. During the 12 months ended February 29, 2016, municipal bond funds garnered net inflows of approximately $18 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained relatively strong from a historical perspective at $390 billion (considerably higher than the $365 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers took advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of February 29, 2016
6 months: 3.56%
12 months: 3.78%

A Closer Look at Yields

From February 28, 2015 to February 29, 2016, yields on AAA-rated 30-year municipal bonds decreased by 7 basis points (“bps”) from 2.87% to 2.80%, while 10-year rates fell by 26 bps from 2.02% to 1.76% and 5-year rates decreased 26 bps from 1.19% to 0.93% (as measured by Thomson Municipal Market Data). The municipal yield curve experienced significant flattening over the 12-month period with the spread between 2- and 30-year maturities flattening by 17 bps and the spread between 2- and 10-year maturities flattening by 36 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly outperformed U.S. Treasuries with the greatest outperformance experienced in longer-term issues. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of February 29, 2016, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

The Benefits and Risks of Leveraging

The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Trusts (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trusts’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Trust’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Trusts’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Trusts had not used leverage. Furthermore, the value of the Trusts’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Trusts’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Trusts’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Trusts’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s Common Shares than if the Trusts were not leveraged. In addition, the Trusts may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trusts to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trusts incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Trusts’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts’ investment advisor will be higher than if the Trusts did not use leverage.

To obtain leverage, each Trust has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Trust segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Trust’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Trusts may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trusts’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	5

Trust Summary as of February 29, 2016	BlackRock Maryland Municipal Bond Trust

Trust Overview

BlackRock Maryland Municipal Bond Trust’s (BZM) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and Maryland personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Maryland personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on New York Stock Exchange (“NYSE”) MKT	BZM
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.67)[1]	4.17%
Tax Equivalent Yield[2]	7.82%
Current Monthly Distribution per Common Share[3]	$0.0545
Current Annualized Distribution per Common Share[3]	$0.6540
Economic Leverage as of February 29, 2016[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2016, was decreased to $0.0499 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BZM[1,2]	10.92%	4.60%
Lipper Other States Municipal Debt Funds[3]	10.19%	5.35%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•	Maryland’s municipal bond market also generated gains on the strength of the state’s healthy credit fundamentals and slower pace of new bond issuance.

•

At a time in which yields declined, the Trust’s duration exposure contributed positively to performance. (Duration is a measure of interest rate sensitivity.) The Trust’s positions in long-maturity bonds, which outperformed short-term issues, also added value. Income in the form of coupon payments made up a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income.

•

Using TOBs, the Trust continued to employ leverage in order to increase income at a time in which the municipal yield curve was steep and short-term interest rates remained low. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months. On a sector basis, the Trust’s positions in health care and education were key positive contributors to performance.

•

The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices. A position in the corporate municipal sector, which declined similarly with the broader corporate bond market, also detracted from the Trust’s return.

6	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Maryland Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.67	$14.44	8.52%	$15.67	$14.28
Net Asset Value	$15.31	$14.96	2.34%	$15.47	$14.79

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Health	26%	27%
Education	21	21
Transportation	18	19
County/City/Special District/School District	16	16
Utilities	8	7
Housing	8	7
State	1	2
Corporate	1	1
Tobacco	1	—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	10%	10%
AA/Aa	39	35
A	28	30
BBB/Baa	14	15
BB/Ba	1	1
N/R2	8	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 2% of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	3%
2017	3
2018	8
2019	11
2020	12

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	7

Trust Summary as of February 29, 2016	BlackRock Massachusetts Tax-Exempt Trust

Trust Overview

BlackRock Massachusetts Tax-Exempt Trust’s (MHE) (the “Trust”) investment objective is to provide as high a level of current income exempt from both regular federal income taxes and Massachusetts personal income taxes as is consistent with the preservation of shareholders’ capital. The Trust seeks to achieve its investment objective by investing primarily in Massachusetts tax-exempt obligations (including bonds, notes and capital lease obligations). The Trust invests, under normal market conditions, at least 80% of its assets in obligations that are rated investment grade at the time of investment. Under normal market conditions, the Trust invests its assets so that at least 80% of the income generated by the Trust is exempt from federal income taxes, including federal alternative minimum tax, and Massachusetts personal income taxes. The Trust invests primarily in long term municipal obligations with maturities of more than ten years. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	MHE
Initial Offering Date	July 23, 1993
Yield on Closing Market Price as of February 29, 2016 ($14.45)[1]	4.82%
Tax Equivalent Yield[2]	8.98%
Current Monthly Distribution per Common Share[3]	$0.058
Current Annualized Distribution per Common Share[3]	$0.696
Economic Leverage as of February 29, 2016[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.31%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MHE[1,2]	11.81%	4.96%
Lipper Other States Municipal Debt Funds[3].	10.19%	5.35%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust moved from discount to NAV to a premium during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

The Commonwealth of Massachusetts slightly underperformed the national tax-exempt market during the period. Investors’ search for yield fueled greater buying interest in lower-rated states versus those, such as Massachusetts, with strong budgetary histories.

•

The Trust’s position in A-rated bonds, which outperformed higher-rated bonds amid investors’ continued search for yield, made a positive contribution to its six-month results. This was especially true with regard to the Trust’s position in longer-dated, A-rated bonds in the education, tax-backed state and transportation sectors.

•

At a time in which yields declined, the Trust’s longer-duration holdings contributed positively to its performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments, made a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•

The Trust’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

8	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Massachusetts Tax-Exempt Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$14.45	$13.26	8.97%	$14.50	$12.84
Net Asset Value	$14.21	$13.89	2.30%	$14.34	$13.74

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Education	45%	47%
Transportation	17	19
Health	15	14
State	14	11
Housing	7	7
County/City/Special District/School District	2	2

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	9%	11%
AA/Aa	59	55
A	25	27
BBB/Baa	7	7

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Call/Maturity Schedule[2]
Calendar Year Ended December 31,
2016	—
2017	11%
2018	6
2019	13
2020	17

[2]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	9

Trust Summary as of February 29, 2016	BlackRock MuniHoldings New York Quality Fund, Inc.

Trust Overview

BlackRock MuniHoldings New York Quality Fund, Inc.’s (MHN) (the “Trust”) investment objective is to provide shareholders with current income exempt from federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in investment grade New York municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes (“New York Municipal Bonds”), except at times when, in the judgment of its investment adviser, New York Municipal Bonds of sufficient quality and quantity are unavailable for investment by the Trust. At all times, however, except during temporary defensive periods, the Trust invests at least 65% of its assets in New York Municipal Bonds. The Trust invests, under normal market conditions, at least 80% of its assets in municipal obligations with remaining maturities of one year or more. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	MHN
Initial Offering Date	September 19, 1997
Yield on Closing Market Price as of February 29, 2016 ($15.08)[1]	5.33%
Tax Equivalent Yield[2]	10.79%
Current Monthly Distribution per Common Share[3]	$0.067
Current Annualized Distribution per Common Share[3]	$0.804
Economic Leverage as of February 29, 2016[4]	40%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MHN[1,2]	13.59%	5.32%
Lipper New York Municipal Debt Funds[3]	10.89%	5.06%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•

New York municipal bonds outperformed the national tax-exempt market, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time in which yields declined, the Trust’s longer duration bonds generally contributed positively to performance during the past six months. (Duration is a measure of interest rate sensitivity.) On a sector basis, the Trust’s positions in the education, transportation and utilities segments were key contributors to performance. The Trust’s allocation to higher-yielding bonds also benefited performance, reflecting the fact that the middle-to-lower investment-grade quality categories of A and BBB generated the strongest returns.

•

Income in the form of coupon payments, which was augmented by the use of leverage, made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

10	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock MuniHoldings New York Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.08	$13.65	10.48%	$15.16	$13.47
Net Asset Value	$15.17	$14.81	2.43%	$15.34	$14.65

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	22%	21%
County/City/Special District/School District	19	20
Education	19	19
State	16	16
Utilities	12	11
Health	6	6
Housing	3	4
Corporate	2	2
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	17%	11%
AA/Aa	58	63
A	20	19
BBB/Baa	3	4
BB/Ba	1	1
N/R2	1	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 1% and less than 1%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	8%
2017	11
2018	7
2019	6
2020	5

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	11

Trust Summary as of February 29, 2016	BlackRock New Jersey Municipal Bond Trust

Trust Overview

BlackRock New Jersey Municipal Bond Trust’s (BLJ) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New Jersey gross income tax. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey gross income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BLJ
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.81)[1]	5.28%
Tax Equivalent Yield[2]	10.25%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BLJ[1,2]	16.22%	5.80%
Lipper New Jersey Municipal Debt Funds[3]	11.43%	6.32%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets.

•

New Jersey municipal bonds outperformed the national tax-exempt market during the period. The slump in the state’s bond market during the first half of 2015 led to a significant widening of yield spreads (the extra yield received when compared to U.S. government securities.) Higher yields attracted buying interest in the state during the past six months, which increased prices at a time of dwindling supply.

•

The Trust’s position in A-rated bonds, outperformed higher-rated bonds amid investors’ continued search for yield and made a positive contribution to its six-month results. This was especially true with regard to the Trust’s position in longer-dated, A-rated bonds in the tax-backed state, tax-backed local and transportation sectors.

•

At a time in which yields declined, the Trust’s longer-duration holdings contributed positively to its performance. (Duration is a measure of interest rate sensitivity.) Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•

The Trust’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

12	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock New Jersey Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.81	$13.99	13.01%	$16.05	$13.79
Net Asset Value	$16.10	$15.65	2.88%	$16.36	$15.48

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Transportation	29%	28%
Education	20	21
State	18	18
County/City/Special District/School District	17	18
Health	7	6
Corporate	6	7
Housing	2	2
Utilities	1	—

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	—	5%
AA/Aa	46%	42
A	40	35
BBB/Baa	8	7
BB/Ba	5	9
N/R2	1	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 1% and 3%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	2
2018	12
2019	12
2020	5

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	13

Trust Summary as of February 29, 2016	BlackRock New York Municipal Bond Trust

Trust Overview

BlackRock New York Municipal Bond Trust’s (BQH) (the “Trust”) investment objective is to provide current income exempt from regular federal income taxes and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BQH
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($14.78)[1]	5.03%
Tax Equivalent Yield[2]	10.18%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BQH[1,2]	10.99%	6.16%
Lipper New York Municipal Debt Funds[3]	10.89%	5.06%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•	New York municipal bonds also generated gains, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time in which yields declined, the Trust’s longer duration bonds generally delivered positive performance during the past six months. (Duration is a measure of interest rate sensitivity.) On a sector basis, the Trust’s positions in the education, transportation and utilities segments were key contributors to performance. The Trust’s allocation to higher-yielding bonds also contributed positively, reflecting the fact that the middle-to-lower investment-grade quality categories of A and BBB generated strong returns.

•

Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

14	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock New York Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$14.78	$13.66	8.20%	$15.31	$13.55
Net Asset Value	$16.30	$15.75	3.49%	$16.51	$15.56

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
County/City/Special District/School District	28%	30%
Education	22	22
Transportation	14	13
Health	11	11
Utilities	9	9
Corporate	6	6
State	5	4
Housing	4	4
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	11%	9%
AA/Aa	50	49
A	22	23
BBB/Baa	6	7
BB/Ba	2	2
B	—	1
N/R2	9	9

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 2% of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	4%
2017	7
2018	7
2019	8
2020	6

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	15

Trust Summary as of February 29, 2016	BlackRock New York Municipal Income Quality Trust

Trust Overview

BlackRock New York Municipal Income Quality Trust’s (BSE) (the “Trust”) investment objective is to provide current income exempt from federal income tax, including the alternative minimum tax, and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (including the alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests primarily in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE	BSE
Initial Offering Date	October 31, 2002
Yield on Closing Market Price as of February 29, 2016 ($14.01)[1]	4.93%
Tax Equivalent Yield[2]	9.98%
Current Monthly Distribution per Common Share[3]	$0.0575
Current Annualized Distribution per Common Share[3]	$0.6900
Economic Leverage as of February 29, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BSE[1,2]	10.69%	5.82%
Lipper New York Municipal Debt Funds[3]	10.89%	5.06%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets.

•	New York municipal bonds also generated gains, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time in which yields declined, the Trust’s longer duration bonds generally delivered strong performance during the past six months. (Duration is a measure of interest rate sensitivity.) On a sector basis, the Trust’s positions in the education, transportation and utilities segments were key contributors to performance. The Trust’s allocation to higher-yielding bonds also benefited performance, reflecting the fact that the middle-to-lower investment-grade quality categories of A and BBB generated the strongest returns.

•

Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

16	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock New York Municipal Income Quality Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$14.01	$12.99	7.85%	$14.05	$12.74
Net Asset Value	$15.27	$14.81	3.11%	$15.46	$14.64

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Education	25%	25%
Transportation	19	18
County/City/Special District/School District	19	20
Utilities	15	15
State	11	10
Health	8	9
Housing	3	3

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	21%	17%
AA/Aa	50	53
A	26	25
BBB/Baa	2	3
N/R2	1	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 1% of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	—
2017	5%
2018	9
2019	3
2020	4

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	17

Trust Summary as of February 29, 2016	BlackRock New York Municipal Income Trust II

Trust Overview

BlackRock New York Municipal Income Trust II’s (BFY) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and New York State and New York City personal income taxes. The Trust seeks to achieve its investment objective by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Trust invests at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BFY
Initial Offering Date	July 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($15.70)[1]	5.35%
Tax Equivalent Yield[2]	10.83%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Economic Leverage as of February 29, 2016[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BFY[1,2]	14.01%	5.80%
Lipper New York Municipal Debt Funds[3]	10.89%	5.06%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Trust’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.) In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets. New York municipal bonds also generated gains, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time in which yields declined, the Trust’s longer duration bonds generally delivered the best performance during the past six months. (Duration is a measure of interest rate sensitivity.) On a sector basis, the Trust’s positions in the education, transportation and utilities segments were key contributors to performance. The Trust’s allocation to higher-yielding bonds also contributed positively, reflecting the fact that the middle-to-lower investment-grade quality categories of A and BBB generated the best returns.

•

Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

18	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock New York Municipal Income Trust II

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$15.70	$14.16	10.88%	$16.08	$13.93
Net Asset Value	$16.02	$15.57	2.89%	$16.22	$15.39

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
County/City/Special District/School District	25%	24%
Transportation	17	15
Education	16	17
Utilities	12	12
Health	9	10
State	8	8
Housing	7	6
Corporate	5	7
Tobacco	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	15%	15%
AA/Aa	46	43
A	24	27
BBB/Baa	4	5
BB/Ba	2	2
B	—	1
N/R2	9	7

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 3% of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	6%
2017	9
2018	4
2019	8
2020	5

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	19

Trust Summary as of February 29, 2016	BlackRock Virginia Municipal Bond Trust

Trust Overview

BlackRock Virginia Municipal Bond Trust’s (BHV) (the “Trust”) investment objective is to provide current income exempt from regular federal income tax and Virginia personal income taxes. The Trust seeks to achieve its investment objectives by investing primarily in municipal bonds exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Virginia personal income taxes. The Trust invests, under normal market conditions, at least 80% of its assets in municipal bonds that are investment grade quality at the time of investment. The Trust may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Trust’s investment objective will be achieved.

Trust Information

Symbol on NYSE MKT	BHV
Initial Offering Date	April 30, 2002
Yield on Closing Market Price as of February 29, 2016 ($19.31)[1]	4.32%
Tax Equivalent Yield[2]	8.10%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of February 29, 2016[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 46.65%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended February 29, 2016 were as follows:

	Returns Based On
	Market Price	NAV
BHV[1,2]	18.43%	4.16%
Lipper Other States Municipal Debt Funds[3]	10.19%	5.35%

[1]	All returns reflect reinvestment of dividends and/or distributions.
[2]	The Trust’s premium to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV.
[3]	Average return.

The following discussion relates to the Trust’s absolute performance based on NAV:

•

Tax-exempt bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall.)

•

In addition, municipal bonds benefited from a general “flight to quality” caused by elevated volatility in the higher-risk segments of the financial markets. Virginia’s municipal bond market also generated gains on the strength of the state’s healthy credit fundamentals and slower pace of new bond issuance.

•

At a time in which yields declined, the Trust’s duration exposure contributed positively to performance. (Duration is a measure of interest rate sensitivity.) The Trust’s positions in long-maturity bonds, which outperformed short-term issues, also added value. Income in the form of coupon payments made a meaningful contribution to the Trust’s total return. The Trust’s leverage allowed it to increase its income. Leverage also amplifies the effect of interest rate movements, which was a positive for Trust performance during the past six months. On a sector basis, the Trust’s positions in the health care and education segments were key positive contributors to performance.

•	The Trust’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance due to the overall strength in bond prices.

20	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

BlackRock Virginia Municipal Bond Trust

Market Price and Net Asset Value Per Share Summary

	2/29/16	8/31/15	Change	High	Low
Market Price	$19.31	$16.70	15.63%	$20.50	$16.25
Net Asset Value	$16.17	$15.90	1.70%	$16.32	$15.71

Market Price and Net Asset Value History For the Past Five Years

Overview of the Trust’s Total Investments*

Sector Allocation
	2/29/16	8/31/15
Health	26%	27%
Transportation	20	21
Education	20	21
County/City/Special District/School District	17	17
State	6	7
Housing	5	6
Utilities	3	—
Tobacco	2	—
Corporate	1	1

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]
	2/29/16	8/31/15
AAA/Aaa	13%	15%
AA/Aa	49	51
A	14	15
BBB/Baa	3	3
BB/Ba	2	1
B/B	1	—
N/R2	18	15

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of February 29, 2016 and August 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 4% and 7%, respectively, of the Trust’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	4
2018	18
2019	18
2020	16

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	21

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Maryland — 141.6%
Corporate — 1.9%
Maryland EDC, Refunding RB:
CNX Marine Terminals, Inc., 5.75%, 9/01/25	$320	$305,530
Potomac Electric Power Co., 6.20%, 9/01/22	250	287,945

		593,475
County/City/Special District/School District — 25.1%
City of Baltimore Maryland, RB, Series C, Wastewater Project, 5.00%, 7/01/39	1,000	1,150,040
County of Anne Arundel Maryland Consolidated, Refunding, Special Tax, The Villages of Dorchester and Farmington Project, 5.00%, 7/01/32	500	575,720
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project, 5.25%, 7/01/44	250	257,120
County of Frederick Maryland, GO, Series A, 5.00%, 8/01/24	275	347,014
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 7/01/43	250	283,082
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 2/15/44	250	269,915
County of Montgomery Maryland, GO, Refunding, Consolidated Public Improvement, Series A, 5.00%, 7/01/19 (a)	175	199,105
County of Prince George’s Maryland, Special Obligation, Remarketing, National Harbor Project, 5.20%, 7/01/34	1,500	1,501,350
State of Maryland, GO, Refunding, State & Local Facilities Loan, 3rd Series C, 5.00%, 11/01/20	500	593,490
State of Maryland, GO:
State & Local Facilities Loan, 1st Series B, 5.00%, 3/15/19 (a)	250	281,500
State & Local Facilities Loan, 2nd Series B, 3.00%, 8/01/27	2,425	2,515,574

		7,973,910
Education — 32.9%
County of Anne Arundel Maryland, Refunding RB, Maryland Economic Development, Anne Arundel Community College Project:
4.00%, 9/01/27	510	556,945
3.25%, 9/01/28	360	373,324
Maryland EDC, Refunding RB:
University of Maryland College Park Project (AGM), 5.00%, 6/01/43 (b)	1,350	1,527,417
University of Maryland Project, 5.00%, 7/01/39	500	535,000
University Village at Sheppard Pratt, 5.00%, 7/01/33	1,000	1,094,680
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
4.00%, 7/01/39	100	104,247
Goucher College, Series A, 5.00%, 7/01/34	1,000	1,128,170

Municipal Bonds	Par (000)	Value
Maryland (continued)
Education (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB (continued):
Johns Hopkins University Project, Series A, 5.00%, 7/01/27	$1,000	$1,200,500
Johns Hopkins University Project, Series A, 4.00%, 7/01/37	10	10,585
Loyola University Maryland, Series A, 5.00%, 10/01/39	900	1,007,433
Maryland Institute College of Art, 5.00%, 6/01/29	500	562,195
Notre Dame Maryland University, 5.00%, 10/01/42	1,000	1,075,370
Peninsula Regional Medical Center, 5.00%, 7/01/45	700	787,192
University System of Maryland, RB, Auxiliary Facility and Tuition, Series A, 5.00%, 4/01/24	400	502,884

		10,465,942
Health — 41.3%
City of Gaithersburg Maryland, Refunding RB, Asbury Maryland Obligation, Series B, 6.00%, 1/01/23	250	282,220
County of Howard Maryland, Refunding RB, Vantage House Facility, Series A, 5.25%, 4/01/33	550	550,693
County of Montgomery Maryland, RB, Trinity Health Credit Group, 5.00%, 12/01/45	750	875,775
County of Montgomery Maryland, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/40	1,000	1,118,980
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,000	1,115,630
Maryland Health & Higher Educational Facilities Authority, Refunding RB:
Anne Arundel Health System, 5.00%, 7/01/40	1,000	1,073,260
Charlestown Community Project, 6.25%, 1/01/41	1,000	1,131,360
Frederick Memorial Hospital, Series A, 4.00%, 7/01/38	1,250	1,279,487
Lifebridge Health Issue, 4.13%, 7/01/47	500	520,410
Medstar Health, Inc., 5.00%, 8/15/42	1,000	1,134,260
Meritus Medical Center Issue, 5.00%, 7/01/40	1,000	1,110,150
University of Maryland, 5.00%, 7/01/35	200	228,162
University of Maryland, 4.00%, 7/01/41	500	513,725
University of Maryland Medical System, 5.13%, 7/01/39	1,000	1,078,550
University of Maryland Medical System, Series A, 5.00%, 7/01/43	1,000	1,108,540

		13,121,202
Housing — 12.3%
County of Howard Maryland, RB, Series A, 5.00%, 6/01/44	550	598,394
Maryland Community Development Administration, HRB, Series A, Residential:
4.05%, 7/01/42	1,220	1,242,826
Series H, AMT, 5.10%, 9/01/37	875	886,034

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	CIFG	CIFG Assurance North America, Inc.	LRB	Lease Revenue Bonds
AGM	Assured Guaranty Municipal Corp.	COP	Certificates of Participation	M/F	Multi-Family
AMBAC	American Municipal Bond Assurance Corp.	EDA	Economic Development Authority	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	EDC	Economic Development Corp.	PILOT	Payment in Lieu of Taxes
ARB	Airport Revenue Bonds	ERB	Education Revenue Bonds	RB	Revenue Bonds
BARB	Building Aid Revenue Bonds	FHA	Federal Housing Administration	S/F	Single-Family
BHAC	Berkshire Hathaway Assurance Corp.	GO	General Obligation Bonds	SONYMA	State of New York Mortgage Agency
BOCES	Board of Cooperative Educational Services	HFA	Housing Finance Agency	Syncora	Syncora Guarantee
CAB	Capital Appreciation Bonds	HRB	Housing Revenue Bonds

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Municipal Bonds	Par (000)	Value
Maryland (continued)
Housing (continued)
Maryland Community Development Administration, RB:
3.70%, 7/01/35	$500	$507,130
5.05%, 9/01/39	500	518,070
Series B, 4.75%, 9/01/39	150	153,989

		3,906,443
Transportation — 14.9%
Maryland EDC, RB:
Term Project, Series B, 5.75%, 6/01/35	500	545,745
Transportation Facilities Project, Series A, 5.75%, 6/01/35	500	546,305
Maryland State Department of Transportation, RB, Consolidated, 4.00%, 5/15/22	1,000	1,094,090
Maryland State Transportation Authority, RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series A, AMT, 4.00%, 6/01/29	1,925	2,037,305
Maryland State Transportation Authority, Refunding RB, Baltimore/Washington International Thurgood Marshall Airport Project, Series B, AMT, 5.00%, 3/01/23	445	520,623

		4,744,068
Utilities — 13.2%
City of Annapolis Maryland Water & Sewer Revenue, Refunding RB, Series A, 3.38%, 8/01/40	780	772,980
City of Baltimore Maryland, RB:
Wastewater Project, Series C, 5.00%, 7/01/38	1,000	1,155,370
Water Project, Series A, 5.00%, 7/01/43	1,000	1,144,760
County of Montgomery Maryland, RB, Water Quality Protection Charge, Series A:
5.00%, 4/01/31	500	572,790
5.00%, 4/01/32	500	568,565

		4,214,465
Total Municipal Bonds in Maryland		45,019,505

District of Columbia — 3.5%
Transportation — 3.5%
Washington Metropolitan Area Transit Authority, Refunding RB, Series A, 5.13%, 7/01/32	1,000	1,115,540

Municipal Bonds	Par (000)	Value
Guam — 1.4%
State — 1.4%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	$410	$455,379
Puerto Rico — 0.8%
Tobacco — 0.8%
Children’s Trust Fund Tobacoo Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	250	250,635
Total Municipal Bonds — 147.3%		46,841,059

Municipal Bonds Transferred to Tender Option Bond Trusts (c) — 10.2%
Maryland — 10.2%
Transportation — 10.2%
State of Maryland Transportation Authority, RB, Transportation Facilities Project (AGM), 5.00%, 7/01/41	3,000	3,251,610
Total Long-Term Investments (Cost — $47,518,379) — 157.5%		50,092,669

Short-Term Securities — 0.9%	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (d)(e)	288,348	288,348
Total Short-Term Securities (Cost — $288,348) — 0.9%		288,348
Total Investments (Cost — $47,806,727) — 158.4%		50,381,017
Liabilities in Excess of Other Assets — (3.4)%		(1,077,202)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.7)%		(1,500,150)
VRDP Shares, at Liquidation Value — (50.3)%		(16,000,000)

Net Assets Applicable to Common Shares — 100.0%		$31,803,665

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	288,348	288,348	—
FFI Institutional Tax-Exempt Fund	334,132	(334,132)	—	$26
Total			288,348	$26

(e)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	23

Schedule of Investments (continued)	BlackRock Maryland Municipal Bond Trust (BZM)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	June 2016	$604,922	$736
(9)	10-Year U.S. Treasury Note	June 2016	$1,174,641	728
(3)	Long U.S. Treasury Bond	June 2016	$493,594	2,885
(1)	Ultra U.S. Treasury Bond	June 2016	$173,156	686
Total				$5,035

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$5,035	—	$5,035

[1]   Includes cumulative appreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(86,888)	—	$(86,888)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$1,219	—	$1,219

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$1,671,711

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$50,092,669	—	$50,092,669
Short-Term Securities	$288,348	—	—	288,348

Total	$288,348	$50,092,669	—	$50,381,017

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,035	—	—	$5,035
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Maryland Municipal Bond Trust (BZM)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,350	—	—	$34,350
Liabilities:
TOB Trust Certificates	—	$(1,500,000)	—	(1,500,000)
VRDP Shares	—	(16,000,000)	—	(16,000,000)

Total	$34,350	$(17,500,000)	—	$(17,465,650)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	25

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 154.0%
County/City/Special District/School District — 3.6%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 9/01/26	$1,000	$1,198,330
Education — 68.9%
Massachusetts Development Finance Agency, RB:
5.00%, 7/01/40 (a)	500	578,985
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	281,705
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	551,310
Wellesley College, Series J, 5.00%, 7/01/42	1,950	2,247,667
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	830,505
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,810,185
Emerson College, 5.00%, 1/01/41	500	555,770
Emerson College, Series A, 5.00%, 1/01/40	200	212,304
International Charter School, 5.00%, 4/15/40	1,000	1,080,560
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,924,977
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,055,770
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,100,388
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 1/01/27	1,000	1,156,750
Massachusetts Health & Educational Facilities Authority, RB:
Northeastern University, Series R, 5.00%, 10/01/33	225	245,237
Tufts University, Series O, 5.38%, 8/15/18 (b)	1,000	1,115,110
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,060,640
Harvard University, Series A, 5.50%, 11/15/36	100	112,525
Harvard University, Series B, 5.00%, 10/01/38	400	426,420
Northeastern University, Series T-1, 5.00%, 10/01/31	500	571,575
Northeastern University, Series T-2, 5.00%, 10/01/32	500	567,685
Springfield College, 5.63%, 10/15/40	500	550,350
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,300,720
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,082,128
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	580,230
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/40	1,000	1,171,370

		23,170,866
Health — 23.5%
Massachusetts Development Finance Agency, Refunding RB:
Carleton-Willard Village, 5.63%, 12/01/30	500	562,735
Partners Healthcare System, Series L, 5.00%, 7/01/36	1,000	1,152,260
Partners Healthcare System, Series Q, 5.00%, 7/01/47	500	573,295
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/31	1,000	1,125,470
Caregroup, Series E-1, 5.00%, 7/01/28	500	545,205
Children’s Hospital, Series M, 5.25%, 12/01/39	600	677,040
Children’s Hospital, Series M, 5.50%, 12/01/39	500	567,360
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/17 (b)	1,000	1,068,610

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (continued)
Massachusetts Health & Educational Facilities Authority, RB (continued):
Southcoast Health Obligation Group, Series D, 5.00%, 7/01/39	$500	$537,955
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 7/01/38	1,000	1,106,300

		7,916,230
Housing — 11.1%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	202,797
Massachusetts HFA, Refunding RB, AMT:
Series C, 5.00%, 12/01/30	490	514,858
Series C, 5.35%, 12/01/42	2,000	2,085,220
Series F, 5.70%, 6/01/40	880	924,000

		3,726,875
State — 21.8%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 7/01/45	1,000	1,166,240
Massachusetts Bay Transportation Authority, RB, Series A, 5.00%, 7/01/45	500	582,230
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	964,293
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 5/15/43	500	577,000
Senior Series B, 5.00%, 10/15/41	1,000	1,173,590
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/19 (b)	2,500	2,868,150

		7,331,503
Transportation — 25.1%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 6/15/27	1,000	1,208,070
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 6/01/38	500	581,720
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 1/01/32	1,120	1,262,554
5.00%, 1/01/37	1,000	1,120,130
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 7/01/42	1,000	1,115,240
Series B, 5.00%, 7/01/45	1,750	1,981,332
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 7/01/36	1,000	1,170,680

		8,439,726
Total Municipal Bonds (Cost — $47,079,336) — 154.0%		51,783,530

Short-Term Securities — 1.2%	Shares
BIF Massachusetts Municipal Money Fund, 0.00% (c)(d)	389,673	389,673
Total Short-Term Securities (Cost — $389,673) — 1.2%		389,673
Total Investments (Cost — $47,469,009) — 155.2%		52,173,203
Liabilities in Excess of Other Assets — (0.2)%		(54,328)
VRDP Shares, at Liquidation Value — (55.0)%		(18,500,000)

Net Assets Applicable to Common Shares — 100.0%		$33,618,875

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Notes to Schedule of Investments

(a)	When-issued security.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BIF Massachusetts Municipal Money Fund	254,118	135,555	389,673	—

(d)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	June 2016	$604,922	$388
(9)	10-Year U.S. Treasury Note	June 2016	$1,174,641	701
(3)	Long U.S. Treasury Bond	June 2016	$493,594	2,885
(1)	Ultra U.S. Treasury Bond	June 2016	$173,156	686
Total				$4,660

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation	—	—	—	—	$4,660	—	$4,660
Includes cumulative appreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(92,597)	—	$(92,597)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(6,807)	—	$(6,807)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$1,608,492

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	27

Schedule of Investments (concluded)	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$51,783,530	—	$51,783,530
Short-Term Securities	$389,673	—	—	389,673

Total	$389,673	$51,783,530	—	$52,173,203

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Assets:
Interest Rate Contracts	$4,660	—	—	$4,660
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$34,050	—	—	$34,050
Liabilities:
VRDP Shares	—	$(18,500,000)	—	(18,500,000)

Total	$34,050	$(18,500,000)	—	$(18,465,950)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 133.8%
Corporate — 3.0%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$820	$886,149
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	2,250	2,851,695
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	5,775	7,050,755
State of New York Energy Research & Development Authority, Refunding RB, Brooklyn Union Gas/Keyspan, Series A, AMT (NPFGC), 4.70%, 2/01/24	3,340	3,351,657

		14,140,256
County/City/Special District/School District — 27.6%
City of New York New York, GO:
5.00%, 8/01/31	945	1,132,422
Fiscal 2014, Series A-1, 5.00%, 8/01/35	2,350	2,733,168
Fiscal 2014, Sub-Series D-1, 5.00%, 10/01/33	4,175	4,888,925
City of New York New York, GO, Refunding:
Fiscal 2012, Series I, 5.00%, 8/01/32	490	578,043
Series E, 5.00%, 8/01/32	2,000	2,386,060
Series E, 5.50%, 8/01/25	5,500	7,022,785
Series E, 5.00%, 8/01/30	2,000	2,382,360
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	5,000	5,800,250
4.00%, 11/15/45	1,200	1,267,176
5.00%, 11/15/45	12,215	14,092,445
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,380	560,887
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	800	906,544
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	3,500	3,589,180
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/36	6,150	6,297,231
Yankee Stadium Project (NPFGC), 5.00%, 3/01/36	2,200	2,242,262
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	9,500	9,635,850
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Sub-Series A-1, 5.00%, 11/01/38	950	1,114,113
Sub-Series B-1, 5.00%, 11/01/35	2,100	2,468,844
Sub-Series B-1, 5.00%, 11/01/36	1,690	1,975,982
Sub-Series B-1, 5.00%, 11/01/38	1,455	1,715,081
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	1,145	1,395,240
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	1,000	1,111,540
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A, 5.25%, 5/01/31	1,000	1,164,260
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	2,250	2,765,317
County of Nassau New York, GO, Series B, 5.00%, 10/01/30	1,500	1,811,640

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Haverstraw-Stony Point Central School District, GO, Refunding (AGM), 3.00%, 10/15/34	$820	$813,038
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,350	2,430,441
(AGC), 5.00%, 2/15/47	305	315,977
(AGC), 5.00%, 2/15/47	7,370	7,635,246
(AGM), 5.00%, 2/15/47	7,530	7,801,005
(NPFGC), 4.50%, 2/15/47	11,905	12,246,673
(NPFGC), 5.00%, 2/15/47	1,500	1,551,345
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,710	1,970,553
4 World Trade Center Project, 5.00%, 11/15/44	4,000	4,479,240
4 World Trade Center Project, 5.75%, 11/15/51	1,755	2,044,540
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	885	970,491
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	3,530	3,913,464
Syracuse New York Industrial Development Agency, RB, PILOT, Carousel Center Project, Series A, AMT (Syncora), 5.00%, 1/01/36	3,100	3,133,976

		130,343,594
Education — 24.7%
Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/30	250	282,078
5.00%, 12/01/32	100	112,346
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	4,975	5,295,987
Build NYC Resource Corp., Refunding RB:
New York Law School Project, 5.00%, 7/01/41	930	1,032,951
New York Law School Project, 4.00%, 7/01/45	370	370,881
Series A, 5.00%, 6/01/43	450	506,597
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A, 4.00%, 12/01/34	110	112,693
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	1,775	2,062,124
American Museum of Natural History, 5.00%, 7/01/41	750	858,720
Carnegie Hall, 4.75%, 12/01/39	3,150	3,488,908
Carnegie Hall, 5.00%, 12/01/39	1,850	2,074,368
Wildlife Conservation Society, 5.00%, 8/01/42	2,840	3,197,244
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, Series A, 5.13%, 9/01/40	5,535	6,253,664
County of Madison New York Capital Resource Corp., RB, Colgate University Project, Series B:
5.00%, 7/01/40	685	789,805
5.00%, 7/01/43	2,480	2,842,130
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A:
5.00%, 7/01/38	1,240	1,420,680
4.00%, 7/01/39	510	541,426
County of Onondaga New York, RB, Syracuse University Project:
5.00%, 12/01/29	1,135	1,332,411
5.00%, 12/01/36	1,100	1,286,516

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	29

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	$715	$769,147
5.00%, 7/01/42	445	471,464
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	300	357,264
5.38%, 9/01/41	125	141,079
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM):
5.50%, 7/01/33	500	578,565
5.25%, 7/01/36	700	801,976
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	500	572,900
Dobbs Ferry Local Development Corp., RB, Mercy College Project, 5.00%, 7/01/39	750	841,095
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	1,770	2,073,661
Fordham University, Series A, 5.00%, 7/01/28	175	207,944
Fordham University, Series A, 5.50%, 7/01/36	1,375	1,642,506
General Purpose, Series A, 5.00%, 2/15/36	4,500	5,242,770
New School (AGM), 5.50%, 7/01/43	3,265	3,755,925
New York University Mount Sinai School of Medicine, 5.13%, 7/01/19 (b)	1,000	1,136,520
New York University, Series 1 (AMBAC), 5.50%, 7/01/40	3,500	4,730,565
New York University, Series B, 5.00%, 7/01/34	400	449,324
New York University, Series B, 5.00%, 7/01/42	3,000	3,437,040
New York University, Series C, 5.00%, 7/01/18 (b)	2,000	2,197,180
Series C, 5.00%, 12/15/16 (b)	1,000	1,036,390
Siena College, 5.13%, 7/01/39	1,345	1,441,746
State University Dormitory Facilities, Series A, 5.00%, 7/01/35	750	853,260
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	1,500	1,703,145
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,500	1,719,195
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 5/15/29	1,000	1,196,110
Barnard College, Series A, 5.00%, 7/01/34	900	1,057,644
Barnard College, Series A, 4.00%, 7/01/37	850	898,152
Barnard College, Series A, 5.00%, 7/01/43	1,500	1,716,420
Cornell University, Series A, 5.00%, 7/01/40	1,000	1,139,930
Fordham University, 5.00%, 7/01/44	1,900	2,151,465
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,200	1,386,756
New York University Mount Sinai School of Medicine (NPFGC), 5.00%, 7/01/17 (b)	4,500	4,769,235
New York University, Series A, 5.00%, 7/01/31	3,000	3,566,670
New York University, Series A, 5.00%, 7/01/37	4,180	4,884,999
Rochester Institute of Technology, 4.00%, 7/01/31	3,300	3,526,479
Rochester Institute of Technology, 5.00%, 7/01/42	750	842,880
St. John’s University, Series A, 5.00%, 7/01/37	2,400	2,756,712
State University Dormitory Facilities, Series A, 5.25%, 7/01/31	4,755	5,690,023
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	6,435	7,657,328

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	$1,490	$1,689,302
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	500	595,715
State University Dormitory Facilities, Series B, 5.00%, 7/01/33	860	1,020,717

		116,568,727
Health — 9.7%
City of New York New York Health & Hospital Corp., Refunding RB, Health System, Series A, 5.00%, 2/15/30	1,800	2,010,474
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/34	500	572,105
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	1,180	1,314,886
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	5,925	6,929,110
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	460	521,603
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	1,340	1,504,900
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	2,250	2,505,128
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	5,500	5,805,415
Montefiore Hospital (NPFGC) (FHA), 5.00%, 8/01/33	1,000	1,003,780
New York University Hospitals Center, Series A, 5.75%, 7/01/31	2,680	3,088,378
New York University Hospitals Center, Series A, 6.00%, 7/01/40	1,800	2,060,640
North Shore-Long Island Jewish Obligated Group, Series A, 5.50%, 5/01/19 (b)	1,825	2,095,611
North Shore-Long Island Jewish Obligated Group, Series C, 4.25%, 5/01/39	1,000	1,055,480
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	685	723,004
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	1,000	1,060,250
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,000	2,226,720
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	2,645	3,115,069
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	7,375	8,269,293

		45,861,846
Housing — 4.2%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	6,505	7,611,826
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	1,375	1,574,375
Series A-1-A, AMT, 5.00%, 11/01/30	750	770,790
Series A-1-A, AMT, 5.45%, 11/01/46	1,335	1,359,537

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., RB, M/F Housing (continued):
Series H-1, AMT, 4.70%, 11/01/40	$1,000	$1,012,900
Series H-2-A, AMT, 5.20%, 11/01/35	835	856,176
Series H-2-A, AMT, 5.35%, 5/01/41	600	617,880
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	1,075	1,152,088
Sustainable Neighborhood, Series G, 3.85%, 11/01/45	1,885	1,907,130
City of Yonkers New York Industrial Development Agency, RB, Monastery Manor Associates LP Project, AMT (SONYMA), 5.25%, 4/01/37	2,000	2,006,680
State of New York HFA, RB, St. Philip’s Housing, Series A, AMT (Fannie Mae), 4.65%, 11/15/38	1,000	1,005,710

		19,875,092
State — 18.3%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,510	1,594,016
Fiscal 2009, Series S-1 (AGC), 5.50%, 7/15/38	4,000	4,412,080
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	3,000	3,383,190
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/39	1,250	1,409,662
Fiscal 2015, Series S-1, 5.00%, 7/15/43	2,980	3,399,018
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	3,750	3,877,912
Series S-2 (NPFGC), 4.25%, 1/15/34	3,220	3,299,631
Metropolitan Transportation Authority, RB, Dedicated Tax Fund, Series A (NPFGC), 5.00%, 11/15/16 (b)	7,000	7,217,210
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	2,500	2,835,250
Sub-Series B-1, 5.00%, 11/15/31	4,000	4,728,000
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 4.00%, 10/15/32	2,070	2,304,490
State of New York Dormitory Authority, RB:
General Purpose, Series B, 5.00%, 3/15/37	3,000	3,498,840
General Purpose, Series B, 5.00%, 3/15/42	4,600	5,255,224
Master BOCES Program Lease (AGC), 5.00%, 8/15/28	250	278,098
Mental Health Services Facilities Improvement, Series B (AGM), 5.00%, 2/15/33	4,500	4,910,490
School Districts Financing Program, Series C (AGM), 5.00%, 10/01/37	2,500	2,650,375
Series B, 5.00%, 3/15/37	1,500	1,789,950
State Personal Income Tax, Series A, 5.00%, 2/15/43	495	569,517
State Supported Debt, Series A, 5.00%, 3/15/44	4,850	5,606,163
State of New York Dormitory Authority, Refunding RB:
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/17 (b)	450	481,631
School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	5,000	5,467,050
Secured Hospital, North General Hospital (Syncora), 5.75%, 2/15/17	2,000	2,008,220
State of New York Thruway Authority, RB:
2nd General Highway & Bridge Trust, Series A (AMBAC), 5.00%, 4/01/16 (b)	8,700	8,737,062
2nd General Highway & Bridge Trust, Series B, 5.00%, 4/01/27	1,000	1,064,090
Transportation, Series A, 5.00%, 3/15/32	2,740	3,240,050
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/32	2,000	2,365,000

		86,382,219

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco — 1.1%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	$1,875	$1,854,056
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	1,500	1,688,130
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	1,495	1,710,056

		5,252,242
Transportation — 29.7%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,177,600
Series A, 5.00%, 11/15/30	3,000	3,529,050
Series A-1, 5.25%, 11/15/33	1,620	1,935,641
Series A-1, 5.25%, 11/15/34	1,620	1,930,619
Series B, 5.25%, 11/15/44	1,000	1,162,630
Series C, 6.50%, 11/15/28	6,015	6,956,588
Series D, 5.25%, 11/15/41	2,000	2,366,140
Series E, 5.00%, 11/15/38	8,750	10,109,225
Series E, 5.00%, 11/15/43	1,000	1,144,130
Series H, 5.00%, 11/15/25	1,000	1,214,190
Sub-Series B, 5.00%, 11/15/25	1,000	1,219,960
Metropolitan Transportation Authority, Refunding RB:
Series A-1, 4.00%, 11/15/46	315	329,515
Series A-1, 5.25%, 11/15/56	3,000	3,485,760
Series D, 5.00%, 11/15/30	885	1,054,239
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	11,500	13,316,655
Niagara Falls Bridge Commission, Refunding RB, Toll Bridge System, Series A (AGC), 4.00%, 10/01/19	1,315	1,405,577
Port Authority of New York & New Jersey, ARB:
Consolidated, 163rd Series, 5.00%, 7/15/35	2,500	2,854,475
Consolidated, 183rd Series, 4.00%, 6/15/44	4,000	4,237,320
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.90%, 12/01/17	4,000	4,139,040
Special Project, JFK International Air Terminal LLC Project, Series 6, AMT (NPFGC), 5.75%, 12/01/22	19,725	20,164,078
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	1,000	1,146,370
179th Series, 5.00%, 12/01/38	1,390	1,622,895
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	4,000	4,069,040
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	2,250	2,304,113
Consolidated, 177th Series, AMT, 4.00%, 1/15/43	285	290,489
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	750	836,580
Consolidated, 189th Series, 5.00%, 5/01/45	2,305	2,670,158
State of New York Thruway Authority, Refunding RB:
5.00%, 1/01/29	1,750	2,104,200
5.00%, 1/01/31	1,000	1,184,930
General, Series I, 5.00%, 1/01/37	4,245	4,865,279
General, Series I, 5.00%, 1/01/42	4,270	4,858,876
Series J, 5.00%, 1/01/41	5,000	5,649,000
Triborough Bridge & Tunnel Authority, RB, Series B:
5.00%, 11/15/40	940	1,105,985
5.00%, 11/15/45	820	958,744

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	31

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	$9,170	$5,327,678
General, Remarketing, Series A, 5.00%, 11/15/36	1,000	1,156,890
General, Series A, 5.25%, 11/15/45	1,280	1,524,992
General, Series A, 5.00%, 11/15/50	3,000	3,471,780
Series A, 5.00%, 11/15/46	5,000	5,864,100
Series C, 5.00%, 11/15/38	1,385	1,526,173
Sub-Series A, 5.00%, 11/15/28	2,500	2,993,375
Sub-Series A, 5.00%, 11/15/29	875	1,042,344

		140,306,423
Utilities — 15.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	3,500	3,547,565
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2010, Series FF, 5.00%, 6/15/31	1,500	1,722,615
2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 6/15/31	1,000	1,148,410
2nd General Resolution, Fiscal 2011, Series GG, 5.00%, 6/15/43	2,070	2,383,419
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	2,250	2,636,437
Series A, 3.00%, 6/15/36 (c)	1,250	1,223,888
Series DD, 5.00%, 6/15/32	5,750	6,272,962
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	2,375	2,705,101
Series B, 5.00%, 9/01/45	780	886,072
Long Island Power Authority, Refunding RB, Electric Systems:
Series A (AGC), 5.75%, 4/01/39	1,000	1,134,800
General, Series A, 5.00%, 9/01/44	1,285	1,451,960
General, Series A (AGC), 6.00%, 5/01/19 (b)	1,500	1,742,280
General, Series B (AGM), 5.00%, 6/01/16 (b)	3,500	3,541,930
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	3,170	3,704,462
State of New York Environmental Facilities Corp., Refunding RB:
Series A, 5.00%, 6/15/40	1,545	1,811,729
Series A, 5.00%, 6/15/45	7,935	9,227,532
Series B, Revolving Funds, New York City Municipal Water, 5.00%, 6/15/36	3,200	3,721,216
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	2,580	3,007,816
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	1,715	1,746,933
Series E, 5.00%, 12/15/41	15,490	18,108,894
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	1,065	1,223,270

		72,949,291
Total Municipal Bonds in New York		631,679,690

Guam — 0.3%
Utilities — 0.3%
Guam Power Authority, RB, Series A (AGM), 5.00%, 10/01/37	1,175	1,326,457

Municipal Bonds	Par (000)	Value
Puerto Rico — 0.7%
Housing — 0.7%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$3,300	$3,569,478
Total Municipal Bonds — 134.8%		636,575,625

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New York — 28.8%
County/City/Special District/School District — 4.1%
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (e)	10,000	11,422,000
Sub-Series I-1, 5.00%, 3/01/36	2,500	2,909,525
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	1,650	1,865,902
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,610	3,023,085

		19,220,512
Education — 5.9%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	1,981	2,325,098
State of New York Dormitory Authority, LRB, State University Dormitory Facilities:
5.00%, 7/01/35	4,448	5,163,337
5.25%, 7/01/19 (b)	5,000	5,740,500
State of New York Dormitory Authority, RB, New York University, Series A (b):
5.00%, 7/01/18	5,498	6,040,678
(AMBAC), 5.00%, 7/01/17	2,999	3,178,061
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	4,500	5,510,700

		27,958,374
State — 8.2%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	5,999	6,972,642
Sales Tax Asset Receivable Corp., Refunding RB:
Fiscal 2015, Series A, 5.00%, 10/15/31	7,380	8,989,135
Series 2016, 4.00%, 10/15/32	6,000	6,679,680
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	5,000	5,720,750
State of New York Dormitory Authority, RB, Series C:
General Purpose, 5.00%, 3/15/41	2,500	2,854,400
Mental Health Services Facilities, AMT (AGM), 5.40%, 2/15/33	5,458	5,982,584
State of New York Urban Development Corp., Refunding RB, State Personal Income Tax, Series A, 5.00%, 3/15/45	1,471	1,697,586

		38,896,777
Transportation — 7.3%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/25	8,005	9,430,507
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	3,405	4,009,898
State of New York Thruway Authority, Refunding RB, General, Series H (AGM), 5.00%, 1/01/37	8,500	9,093,640

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$10,000	$11,728,200

		34,262,245
Utilities — 3.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	4,004	4,443,021
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	7,151	8,335,635
Series FF-2, 5.50%, 6/15/40	2,400	2,724,319

		15,502,975
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 28.8%		135,840,883
Total Long-Term Investments (Cost — $713,960,940) — 163.6%		772,416,508

Short-Term Securities — 0.1%	Shares	Value
BIF New York Municipal Money Fund, 0.00% (h)(i)	$468,659	$468,659
Total Short-Term Securities (Cost — $468,659) — 0.1%		468,659
Total Investments (Cost — $714,429,599) — 163.7%		772,885,167
Other Assets Less Liabilities — 2.0%		9,420,263
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%		(66,572,479)
VRDP Shares, at Liquidation Value — (51.6)%		(243,600,000)

Net Assets Applicable to Common Shares — 100.0%		$472,132,951

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $8,472,762. See Note 4 of the Notes to Financial Statements for details.

(f)	Variable rate security. Rate as of period end.

(g)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(h)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Realized Gain
BIF New York Municipal Money Fund	3,034,667	(2,566,008)	468,659	$1,504

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(87)	5-Year U.S. Treasury Note	June 2016	$10,525,641	$6,030
(149)	10-Year U.S. Treasury Note	June 2016	$19,446,828	(16,367)
(67)	Long U.S. Treasury Bond	June 2016	$11,023,594	64,482
(12)	Ultra U.S. Treasury Bond	June 2016	$2,077,875	10,481
Total				$64,626

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	33

Schedule of Investments (continued)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$80,993	—	$80,993

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$16,367	—	$16,367

[1]   Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(1,391,945)	—	$(1,391,945)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$4,480	—	$4,480

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$27,735,965

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$772,416,508	—	$772,416,508
Short-Term Securities	$468,659	—	—	468,659

Total	$468,659	$772,416,508	—	$772,885,167

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$80,993	—	—	$80,993
Liabilities:
Interest rate contracts	(16,367)	—	—	(16,367)

Total	$64,626	—	—	$64,626

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$605,850	—	—	$605,850
Liabilities:
TOB Trust Certificates	—	$(66,564,243)	—	(66,564,243)
VRDP Shares	—	(243,600,000)	—	(243,600,000)

Total	$605,850	$(310,164,243)	—	$(309,558,393)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	35

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock New Jersey Municipal Bond Trust (BLJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 137.8%
Corporate — 9.7%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (a)(b)	$560	$22,232
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	750	832,658
New Jersey EDA, RB, AMT Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	1,550	1,751,918
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT:
Series A, 5.70%, 10/01/39	500	566,920
Series B, 5.60%, 11/01/34	395	445,323

		3,619,051
County/City/Special District/School District — 22.3%
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/27	230	267,702
5.00%, 1/15/28	110	127,745
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (c)	610	619,662
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	400	530,692
5.50%, 10/01/29	790	1,056,743
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	800	879,720
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	235	271,517
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	440	547,523
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	180	207,428
County of Union New Jersey Utilities Authority, Refunding RB, Solid Waste System, County Deficiency Agreement, Series A, 5.00%, 6/15/41	685	763,289
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	265	306,555
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	2,250	2,753,347

		8,331,923
Education — 29.2%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.00%, 10/01/34	100	102,829
Team Academy Charter School Project, 6.00%, 10/01/33	455	519,150
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 5.63%, 8/01/34 (c)	215	223,536
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	635	674,281
Montclair State University, Series J, 5.25%, 7/01/38	180	195,737
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (d)	245	269,275
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	765	828,786
Georgian Court University, Series D, 5.00%, 7/01/33	150	156,350

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
New Jersey Educational Facilities Authority, Refunding RB (continued):
Kean University, Series A, 5.50%, 9/01/36	$700	$788,620
Montclair State University, Series A, 5.00%, 7/01/44	1,600	1,789,376
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	210	236,800
Ramapo College, Series B, 5.00%, 7/01/42	85	93,073
Seton Hall University, Series D, 5.00%, 7/01/38	105	117,198
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (d)	450	543,695
New Jersey Higher Education Student Assistance Authority, RB, Student Loan, Series 1A, AMT, 5.00%, 12/01/22	915	1,052,653
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	580	649,171
Series 1A, 5.00%, 12/01/25	115	121,136
Series 1A, 5.00%, 12/01/26	90	94,606
Series 1A, 5.25%, 12/01/32	300	324,567
Student Loan, Series 1A, 5.13%, 12/01/27	215	226,500
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	500	568,675
5.00%, 7/01/45	220	246,085
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	985	1,129,027

		10,951,126
Health — 10.5%
New Jersey EDA, Refunding RB:
Lions Gate Project, 5.25%, 1/01/44	135	139,589
Seabrook Village, Inc. Facility, 5.25%, 11/15/16 (d)	470	485,961
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	240	256,706
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	230	268,438
Virtua Health, Series A (AGC), 5.50%, 7/01/38	400	449,124
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	610	728,858
Princeton Healthcare System, 5.00%, 7/01/39	250	284,845
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	500	516,880
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	180	211,385
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	505	585,315

		3,927,101
Housing — 2.5%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	370	392,296
S/F Housing, Series AA, 6.38%, 10/01/28	225	233,392
S/F Housing, Series AA, 6.50%, 10/01/38	45	46,620
S/F Housing, Series CC, 5.00%, 10/01/34	270	282,720

		955,028
State — 26.4%
Casino Reinvestment Development Authority, Refunding RB, 5.25%, 11/01/44	870	894,334
Garden State Preservation Trust, RB, CAB, Series B (AGM), 0.00%, 11/01/27 (e)	4,000	2,845,160

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	$500	$590,580
School Facilities Construction, 5.00%, 9/01/16 (d)	50	51,181
School Facilities Construction (AGC), 5.50%, 12/15/18 (d)	645	730,185
School Facilities Construction (AGC), 5.50%, 12/15/34	355	390,159
New Jersey EDA, Refunding RB:
Cigarette Tax, 5.00%, 6/15/28	255	272,763
Cigarette Tax, 5.00%, 6/15/29	500	532,760
Cigarette Tax (AGM), 5.00%, 6/15/22	750	872,573
School Facilities Construction, Series AA, 5.50%, 12/15/29	500	545,510
School Facilities Construction, Series GG, 5.25%, 9/01/27	1,295	1,403,793
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	500	524,015
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	200	216,820

		9,869,833
Transportation — 36.2%
Delaware River Port Authority, RB, Series D, 5.00%, 1/01/40	250	278,260
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	1,360	1,511,749
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	1,175	1,332,908
Series A, 5.00%, 1/01/43	500	562,850
Series E, 5.25%, 1/01/40	370	406,785
Series E, 5.00%, 1/01/45	720	817,877
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AGM), 0.00%, 12/15/32 (e)	1,250	609,788
Transportation Program, Series AA, 5.00%, 6/15/38	705	740,588
Transportation Program, Series AA, 5.25%, 6/15/41	480	515,746
Transportation System, 6.00%, 12/15/38	325	356,918
Transportation System, Series A, 6.00%, 6/15/35	1,275	1,439,641
Transportation System, Series A, 5.88%, 12/15/38	555	605,277
Transportation System, Series A, 5.50%, 6/15/41	830	895,437
Transportation System, Series A (AGC), 5.63%, 12/15/28	200	226,516
Transportation System, Series AA, 5.50%, 6/15/39	425	465,804
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	450	529,016
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	525	575,626
166th Series, 5.25%, 7/15/36	500	575,375
172nd Series, AMT, 5.00%, 10/01/34	1,000	1,124,730

		13,570,891
Utilities — 1.0%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/33 (e)	650	365,242
Total Municipal Bonds — 137.8%		51,590,195

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New Jersey — 22.0%
County/City/Special District/School District — 5.3%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$1,780	$1,970,336
Education — 2.9%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (d)	990	1,100,748
State — 3.1%
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (d)	329	383,766
6.00%, 12/15/34	671	761,889

		1,145,655
Transportation — 10.7%
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	600	630,078
Series B, 5.25%, 6/15/36 (g)	1,000	1,062,723
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	1,500	1,645,360
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	630	680,485

		4,018,646
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 22.0%		8,235,385
Total Long-Term Investments (Cost — $54,856,663) — 159.8%		59,825,580

Short-Term Securities — 0.8%	Shares
BIF New Jersey Municipal Money Fund, 0.01% (h)(i)	293,689	293,689
Total Short-Term Securities (Cost — $293,689) — 0.8%		293,689
Total Investments (Cost — $55,150,352) — 160.6%		60,119,269
Other Assets Less Liabilities — 1.5%		537,617
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.1)%		(4,520,312)
VRDP Shares, at Liquidation Value — (50.0)%		(18,700,000)

Net Assets Applicable to Common Shares — 100.0%		$37,436,574

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	37

Schedule of Investments (continued)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Zero-coupon bond.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on June 16, 2019, is $776,985. See Note 4 of the Notes to Financial Statements for details.

(h)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Realized Gain
BIF New Jersey Municipal Money Fund	954,370	(660,681)	293,689	$48

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(6)	5-Year U.S. Treasury Note	June 2016	$725,906	$466
(12)	10-Year U.S. Treasury Note	June 2016	$1,566,188	934
(4)	Long U.S. Treasury Bond	June 2016	$658,125	3,846
(1)	Ultra U.S. Treasury Bond	June 2016	$173,156	686
Total				$5,932

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$5,932	—	$5,932

[1]    Includes cumulative appreciation on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(118,244)	—	$(118,244)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(11,019)	—	$(11,019)

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$2,150,461

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$59,825,580	—	$59,825,580
Short-Term Securities	$293,689	—	—	293,689

Total	$293,689	$59,825,580	—	$60,119,269

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$5,932	—	—	$5,932

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$42,900	—	—	$42,900
Liabilities:
TOB Trust Certificates	—	$(4,519,518)	—	(4,519,518)
VRDP Shares	—	(18,700,000)	—	(18,700,000)

Total	$42,900	$(23,219,518)	—	$(23,176,618)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	39

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 135.1%
Corporate — 8.7%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$100	$107,680
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	750	776,805
7.75%, 8/01/31	1,000	1,037,740
Series B, 2.00%, 8/01/28	500	501,140
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	690	745,662
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	100	109,804
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	250	316,855
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	375	380,393

		3,976,079
County/City/Special District/School District — 39.3%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	546,370
Series D, 5.38%, 6/01/32	15	15,066
Series G-1, 6.25%, 12/15/31	5	5,755
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	245	293,591
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	282,679
Sub-Series G-1, 5.00%, 4/01/29	250	297,330
Sub-Series I-1, 5.38%, 4/01/36	450	508,784
City of New York New York, GO, Refunding:
Series E, 5.50%, 8/01/25	455	580,976
Series J, 5.00%, 8/01/32	1,620	1,929,906
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,000	1,160,050
5.00%, 11/15/45	670	772,979
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/41 (d)	4,155	1,531,450
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/43 (d)	2,000	675,000
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	500	176,185
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	950	294,196
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	113,318
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	325	332,186
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	250	255,090
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	175	177,503
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	200	235,128
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	121,462
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/35	100	116,958
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	650	672,249

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(AGM), 5.00%, 2/15/47	$750	$776,992
(NPFGC), 4.50%, 2/15/47	790	812,673
(NPFGC), 5.00%, 2/15/47	465	480,917
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,350	1,532,236
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	285	320,787
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	120	130,830
4 World Trade Center Project, 5.00%, 11/15/31	750	864,277
4 World Trade Center Project, 5.75%, 11/15/51	340	396,093
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	320	350,912
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	550	609,747
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	520	571,064

		17,940,739
Education — 34.0%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	140	149,033
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	200	206,398
Build NYC Resource Corp., Refunding RB:
5.00%, 6/01/32	450	523,431
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	284,743
New York Law School Project, 5.00%, 7/01/41	130	144,391
New York Law School Project, 4.00%, 7/01/45	185	185,440
Packer Collegiate Institute Project, 5.00%, 6/01/40	310	349,875
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	276,360
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	110	127,794
Carnegie Hall, 4.75%, 12/01/39	400	443,036
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	610	689,202
Series B, 4.00%, 8/01/35	110	115,513
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	250	282,330
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	60	64,795
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A:
5.00%, 7/01/31	500	572,450
5.00%, 7/01/41	500	564,520
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	120	137,485
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	200	214,786

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	$100	$115,713
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	160	183,454
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	351,468
New York University, Series 1 (AMBAC) (BHAC), 5.50%, 7/01/31	245	318,314
New York University, Series B, 5.00%, 7/01/42	500	572,840
Series B, 5.75%, 3/15/36	300	343,245
Series C, 5.00%, 12/15/16 (c)	155	160,640
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	150	166,673
Teachers College, Series B, 5.00%, 7/01/42	1,040	1,170,083
Touro College & University System, Series A, 5.25%, 1/01/34	250	279,093
Touro College & University System, Series A, 5.50%, 1/01/39	500	550,100
University of Rochester, Series A, 5.13%, 7/01/39	215	241,335
University of Rochester, Series A, 5.75%, 7/01/39 (e)	175	199,071
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	100	117,516
Brooklyn Law School, 5.75%, 7/01/33	125	140,023
Cornell University, Series A, 5.00%, 7/01/40	150	170,990
Fordham University, 5.00%, 7/01/44	340	384,999
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	400	462,252
New York University, Series A, 5.00%, 7/01/37	445	520,054
New York University, Series A, 5.00%, 7/01/42	1,750	2,004,940
Skidmore College, Series A, 5.00%, 7/01/28	250	290,063
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	350	422,366
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	350	416,482
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	100	101,593
Teachers College, 5.50%, 3/01/39	350	391,552
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphini University Project, 5.00%, 10/01/34	105	121,655

		15,528,096
Health — 17.2%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	581,720
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.75%, 7/01/30	350	403,882
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	140	140,148
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	370	412,295
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	275	321,604
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	200	211,472
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	80	90,714

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	$260	$264,160
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	1,030	1,156,752
Series B, 6.00%, 11/01/30	200	230,790
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	547,470
State of New York Dormitory Authority, RB:
Mental Health Services (AGM), 5.00%, 8/15/18 (c)	5	5,528
Mental Health Services (AGM), 5.00%, 2/15/22	330	365,165
New York State Association for Retarded Children, Inc., Series B (AMBAC), 6.00%, 7/01/32	185	212,400
New York University Hospitals Center, Series A, 5.75%, 7/01/31	220	253,524
North Shore-Long Island Jewish Obligated Group, Series A, 5.75%, 5/01/19 (c)	500	578,050
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	290	310,573
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	315	359,220
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,113,360
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	250	277,217

		7,836,044
Housing — 5.9%
City of New York New York Housing Development Corp., RB, M/F Housing, Fund Grant Program, New York City Housing Authority Program, Series B1:
5.25%, 7/01/32	735	860,060
5.00%, 7/01/33	250	286,250
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	500	535,855
Sustainable Neighborhood, Series G, 3.85%, 11/01/45	505	510,929
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	500	504,990

		2,698,084
State — 4.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2015, Series S-1, 5.00%, 7/15/43	250	285,152
State of New York, GO, Series A, 5.00%, 2/15/39	250	278,775
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	80	94,600
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	1,000	1,167,410
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	250	299,195

		2,125,132
Tobacco — 1.0%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	75	74,162
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	200	208,594

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	41

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco (continued)
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	$170	$191,321

		474,077
Transportation — 16.7%
Metropolitan Transportation Authority, RB:
Dedicated Tax Fund, Series A, 5.63%, 11/15/39	250	280,855
Series C, 6.50%, 11/15/28	700	809,578
Series D, 5.25%, 11/15/41	1,000	1,183,070
Metropolitan Transportation Authority, Refunding RB:
Series D, 5.25%, 11/15/30	250	302,445
Series D, 5.25%, 11/15/31	250	301,438
Series D, 5.25%, 11/15/32	170	203,782
Series F, 5.00%, 11/15/30	500	595,615
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	500	587,795
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	150	175,133
Consolidated, 146th Series, AMT (AGM), 4.50%, 12/01/34	500	508,630
Consolidated, 147th Series, AMT, 4.75%, 4/15/37	150	153,608
Consolidated, 189th Series, 5.00%, 5/01/45	575	666,091
Port Authority of New York & New Jersey, Refunding RB, 178th Series, AMT, 5.00%, 12/01/32	270	311,140
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	440	504,293
General, Series I, 5.00%, 1/01/42	140	159,307
Series J, 5.00%, 1/01/41	250	282,450
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	140	164,721
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	170	102,362
General, Series A, 5.25%, 11/15/45	275	327,635

		7,619,948
Utilities — 7.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	250	292,937
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	225	256,273
Series C (CIFG), 5.25%, 9/01/29	500	627,550
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	100	114,229
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	600	699,492
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	150	152,793
Series E, 5.00%, 12/15/41	1,115	1,303,513

		3,446,787
Total Municipal Bonds in New York		61,644,986

Puerto Rico — 1.7%
Housing — 0.6%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	250	270,415

Municipal Bonds	Par (000)	Value
Puerto Rico (continued)
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	$500	$501,270
Total Municipal Bonds in Puerto Rico		771,685
Total Municipal Bonds — 136.8%		62,416,671

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New York — 21.7%
County/City/Special District/School District — 5.3%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	250	290,953
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	825	932,951
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	1,050	1,216,183

		2,440,087
State — 3.7%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	500	554,779
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (g)	700	813,475
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	255	310,600

		1,678,854
Transportation — 5.4%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	630	729,503
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	360	423,954
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	600	705,336
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	586,410

		2,445,203
Utilities — 7.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	405	449,294
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	990	1,153,974
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,500	1,725,291

		3,328,559
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 21.7%		9,892,703
Total Long-Term Investments (Cost — $65,284,799) — 158.5%		72,309,374

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Bond Trust (BQH)

Short-Term Securities — 0.3%	Shares	Value
BIF New York Municipal Money Fund, 0.00%, (h)(i)	163,223	$163,223
Total Short-Term Securities (Cost — $163,223) — 0.3%		163,223
Total Investments (Cost — $65,448,022) — 158.8%		72,472,597
Other Assets Less Liabilities — 1.8%		822,748
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (12.2)%		(5,561,239)
VRDP Shares, at Liquidation Value — (48.4)%		(22,100,000)

Net Assets Applicable to Common Shares — 100.0%		$45,634,106

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on February 15, 2019, is $370,682. See Note 4 of the Notes to Financial Statements for details.

(h)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Realized Gain
BIF New York Municipal Money Fund	1,383,932	(1,220,709)	163,223	$139

(i)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(9)	5-Year U.S. Treasury Note	June 2016	$1,088,859	$624
(15)	10-Year U.S. Treasury Note	June 2016	$1,957,734	(1,648)
(6)	Long U.S. Treasury Bond	June 2016	$987,188	5,775
(3)	Ultra U.S. Treasury Bond	June 2016	$519,469	2,620
Total				$7,371

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$9,019	—	$9,019

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$1,648	—	$1,648

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	43

Schedule of Investments (concluded)	BlackRock New York Municipal Bond Trust (BQH)

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(156,797)	—	$(156,797)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(79)	—	$(79)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$2,944,617

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$72,309,374	—	$72,309,374
Short-Term Securities	$163,223	—	—	163,223

Total	$163,223	$72,309,374	—	$72,472,597

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$9,019	—	—	$9,019
Liabilities:
Interest rate contracts	(1,648)	—	—	(1,648)

Total	$7,371	—	—	$7,371

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$67,350	—	—	$67,350
Liabilities:
TOB Trust Certificates	—	$(5,560,191)	—	(5,560,191)
VRDP Shares	—	(22,100,000)	—	(22,100,000)

Total	$67,350	$(27,660,191)	—	$(27,592,841)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 118.0%
Corporate — 0.5%
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	$165	$178,311
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	250	305,227

		483,538
County/City/Special District/School District — 19.3%
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	1,059,802
5.00%, 8/01/30	1,000	1,191,180
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	232,610
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	527,265
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,276,055
5.00%, 11/15/45	1,250	1,442,125
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	406,440
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	169,977
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	499,647
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	718,945
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	200	232,852
(AGM), 5.75%, 5/01/17 (b)	1,000	1,062,460
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	921,773
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	279,794
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	517,115
5.75%, 2/15/47	1,000	1,162,210
(AGC), 5.00%, 2/15/47	1,250	1,294,987
(AGM), 5.00%, 2/15/47	750	776,993
(NPFGC), 4.50%, 2/15/47	1,000	1,028,700
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,152,370
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,399,762
4 World Trade Center Project, 5.75%, 11/15/51	545	634,914
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,206,260

		19,194,236

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 34.0%
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	$250	$284,743
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	347,901
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	402,833
New York Law School Project, 5.00%, 7/01/41	130	144,391
New York Law School Project, 4.00%, 7/01/45	185	185,440
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	778,755
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	196,464
4.00%, 12/01/34	130	133,182
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	440	511,174
American Museum of Natural History, Series A, 5.00%, 7/01/41	500	572,480
Museum of Modern Art, Series 1A, 5.00%, 4/01/31	700	766,472
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	461,574
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,858,587
Series B, 4.00%, 8/01/35	230	241,528
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,638,900
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	572,450
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	458,284
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	193,631
5.00%, 7/01/42	115	121,839
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	575,370
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	289,283
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	1,000	1,145,800
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,121,460
5.00%, 7/01/44	500	557,260
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	351,468
Fordham University, Series A, 5.00%, 7/01/28	500	594,125
New School (AGM), 5.50%, 7/01/43	350	402,626
New York University, Series B, 5.00%, 7/01/37	500	584,330

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	45

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, RB (continued):
New York University, Series C, 5.00%, 7/01/18 (b)	$1,000	$1,098,590
Rochester Institute of Technology, 5.00%, 7/01/40	550	624,486
Series B, 5.75%, 3/15/36	600	686,490
Series C, 5.00%, 12/15/16 (b)	750	777,292
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	681,258
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,146,130
Teachers College, Series B, 5.00%, 7/01/42	400	450,032
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	235,032
Barnard College, Series A, 4.00%, 7/01/36	190	202,181
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,387,069
Cornell University, Series A, 5.00%, 7/01/40	250	284,983
Fordham University, 5.00%, 7/01/44	640	724,704
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,849,008
New York University, Series A, 5.00%, 7/01/37	745	870,652
Pratt Institute, Series A, 5.00%, 7/01/44	500	558,795
Rochester Institute of Technology, 4.00%, 7/01/32	395	417,870
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,810,140
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	713,970
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	510,192
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	545	649,329
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	310	358,152
Adelphini University Project, 5.00%, 10/01/34	310	359,172

		33,887,877
Health — 13.0%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	581,720
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	576,120
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	947,163
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	847,866
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	170,088
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	1,005,139
State of New York Dormitory Authority, RB:
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	1,250	1,319,412
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,528
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,528
Mental Health Services (AGM), 5.00%, 2/15/22	985	1,089,962

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
State of New York Dormitory Authority, RB (continued):
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	$5	$5,528
New York University Hospitals Center, Series A, 6.00%, 7/01/40	250	286,200
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	527,740
State of New York Dormitory Authority, Refunding RB, Series A:
New York University Hospitals Center, 5.00%, 7/01/17 (b)	500	530,125
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	750	835,020
North Shore-Long Island Jewish Obligated Group, 5.25%, 5/01/34	1,840	2,063,118
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/41	750	826,253
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/43	1,140	1,284,552

		12,907,062
Housing — 3.7%
City of New York New York Housing Development Corp., RB, M/F Housing, Series B1:
Fund Grant Program, New York City Housing Authority Program, 5.25%, 7/01/32	915	1,070,687
Fund Grant Program, New York City Housing Authority Program, 5.00%, 7/01/33	400	458,000
5.25%, 7/01/30	750	893,303
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	500	535,855
Series G, 3.85%, 11/01/45	760	768,922

		3,726,767
State — 10.8%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,127,730
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	878,993
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	612,414
Sub-Series B-1, 5.00%, 11/15/31	750	886,500
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	750	913,530
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,166,280
5.00%, 3/15/42	1,400	1,599,416
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/35	1,000	1,093,410
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	320	378,400
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	291,853
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	500	598,390
5.00%, 3/15/32	1,000	1,182,500

		10,729,416

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Tobacco — 0.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	$290	$326,372
Transportation — 22.7%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	677,120
Series A-1, 5.25%, 11/15/34	270	321,770
Series C, 6.50%, 11/15/28	750	867,405
Series D, 5.25%, 11/15/41	2,000	2,366,140
Series E, 5.00%, 11/15/38	650	750,971
Series H, 5.00%, 11/15/25	1,500	1,821,285
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	904,312
Port Authority of New York & New Jersey, ARB, Consolidated, 183rd Series, 4.00%, 6/15/44	1,000	1,059,330
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	286,050
Consolidated, 189th Series, 5.00%, 5/01/45	860	996,241
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,279,360
Series I, 5.00%, 1/01/37	1,325	1,518,609
Series I, 5.00%, 1/01/42	425	483,612
Series K, 5.00%, 1/01/32	750	883,523
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	280	329,442
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	1,010	586,800
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,167,660
General, Series A, 5.25%, 11/15/45	370	440,818
Series C, 5.00%, 11/15/38	1,000	1,101,930
Sub-Series A, 5.00%, 11/15/29	1,485	1,769,006

		22,611,384
Utilities — 13.7%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,166,590
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,171,750
Series DD, 5.00%, 6/15/32	1,100	1,200,045
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	569,495
Series C (CIFG), 5.25%, 9/01/29	1,000	1,255,100
Long Island Power Authority, Refunding RB, Electric Systems, Series A:
(AGC), 5.75%, 4/01/39	1,690	1,917,812
General, 5.00%, 9/01/44	310	350,278
General (AGC), 6.00%, 5/01/19 (b)	2,000	2,323,040
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	742,061
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	1,000	1,165,820
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	300	305,586
Series E, 5.00%, 12/15/41	1,000	1,169,070

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	$250	$287,153

		13,623,800
Total Municipal Bonds in New York		117,490,452

Puerto Rico — 1.5%
Housing — 1.5%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,400	1,514,323
Total Municipal Bonds — 119.5%		119,004,775

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 38.1%
County/City/Special District/School District — 9.8%
City of New York New York, GO:
Fiscal 2015, Series B, 4.00%, 8/01/32	1,790	1,934,775
Sub-Series C-3 (AGC), 5.75%, 8/15/28 (d)	1,000	1,142,200
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,189,320
Sub-Series I-1, 5.00%, 3/01/36	250	290,952
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	2,475	2,798,854
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,414,993

		9,771,094
Education — 5.0%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,320,601
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	2,499	2,648,384

		4,968,985
State — 5.9%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,091,793
Sales Tax Asset Receivable Corp., Refunding RB:
Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,205,860
Series 2016, 4.00%, 10/15/32	1,500	1,669,920
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	856,320

		5,823,893
Transportation — 7.1%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	4,047,007
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	865,573
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	940,448
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	1,000	1,172,820

		7,025,848

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	47

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Utilities — 10.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	$495	$549,137
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,621,269
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,311,889
Series FF-2, 5.50%, 6/15/40	405	459,729
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/41	3,719	4,347,620

		10,289,644
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 38.1%		37,879,464
Total Long-Term Investments (Cost — $143,708,617) — 157.6%		156,884,239

Short-Term Securities	Shares	Value
BIF New York Municipal Money Fund, 0.00% (g)(h)	528,955	$528,955
Total Short-Term Securities (Cost — $528,955) — 0.5%		528,955
Total Investments (Cost — $144,237,572) — 158.1%		157,413,194
Other Assets Less Liabilities — 2.5%		2,468,189
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.9)%		(19,833,214)
VRDP Shares, at Liquidation Value — (40.7)%		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$99,548,169

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $1,482,731. See Note 4 of the Notes to Financial Statements for details.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Variable rate security. Rate as of period end.

(g)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Realized Gain
BIF New York Municipal Money Fund	767,884	(238,929)	528,955	$144

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(19)	5-Year U.S. Treasury Note	June 2016	$2,298,703	$1,317
(35)	10-Year U.S. Treasury Note	June 2016	$4,568,047	(3,844)
(15)	Long U.S. Treasury Bond	June 2016	$2,467,969	14,436
(3)	Ultra U.S. Treasury Bond	June 2016	$ 519,469	2,620
Total				$14,529

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$18,373	—	$18,373

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$3,844	—	$3,844

[1]   Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(325,004)	—	$(325,004)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$356	—	$356

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$6,383,418

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$156,884,239	—	$156,884,239
Short Term Securities	$528,955	—	—	528,955

Total	$528,955	$156,884,239	—	$157,413,194

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$18,373	—	—	$18,373
Liabilities:
Interest rate contracts	(3,844)	—	—	(3,844)

Total	$14,529	—	—	$14,529

[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$139,300	—	—	$139,300
Liabilities:
TOB Trust Certificates	—	$(19,830,899)	—	(19,830,899)
VRDP Shares	—	(40,500,000)	—	(40,500,000)

Total	$139,300	$(60,330,899)	—	$(60,191,599)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	49

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock New York Municipal Income Trust II (BFY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 140.5%
Corporate — 8.2%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 1/01/35 (a)	$140	$150,752
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport Project, AMT (b):
7.63%, 8/01/25	1,600	1,657,184
Series B, 2.00%, 8/01/28	750	751,710
7.75%, 8/01/31	1,500	1,556,610
City of New York New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/28	330	356,621
County of Essex New York Industrial Development Agency, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	200	219,608
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	633,710
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	500	610,455
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	625	633,988

		6,570,638
County/City/Special District/School District — 39.0%
City of New York New York, GO:
Series A-1, 4.75%, 8/15/25	500	546,370
Fiscal 2014, Sub-Series D-1, 5.00%, 8/01/31	690	826,848
Series G-1, 6.25%, 12/15/31	5	5,755
Sub-Series G-1, 6.25%, 12/15/18 (c)	245	282,679
Sub-Series I-1, 5.38%, 4/01/36	450	508,784
City of New York New York, GO, Refunding:
Series A, 5.00%, 8/01/30	1,700	2,058,615
Series E, 5.50%, 8/01/25	1,280	1,634,394
Series E, 5.00%, 8/01/30	500	595,590
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,250	1,450,062
5.00%, 11/15/45	2,340	2,699,658
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/35 (d)	500	248,505
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/42 (d)	1,750	616,648
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/45 (d)	500	154,840
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	100	113,318
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	500	511,055
Queens Baseball Stadium (AMBAC), 5.00%, 1/01/46	500	510,180
Yankee Stadium Project (NPFGC), 5.00%, 3/01/46	500	507,150
Yankee Stadium Project (NPFGC), 4.75%, 3/01/46	400	406,896
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	350	395,294
City of New York New York Transitional Finance Authority Future Tax Secured, RB:
Fiscal 2012, Sub-Series D-1, 5.00%, 11/01/38	825	932,951
Sub-Series B-1, 5.00%, 11/01/36	340	397,535

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
City of Syracuse New York, GO, Airport Terminal Security & Access, Series A, AMT (AGM), 4.75%, 11/01/31	$500	$542,320
City of Yonkers, GO, Refunding, Series B (AGM), 5.00%, 8/01/23	100	121,462
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing Corp. Project, Series A, 5.38%, 10/01/41	280	311,231
Haverstraw-Stony Point Central School District, GO, Refunding:
3.00%, 10/15/34	235	233,005
5.00%, 10/15/36	120	139,897
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	2,850	2,947,555
5.75%, 2/15/47	1,550	1,801,425
(AGM), 5.00%, 2/15/47	850	880,591
(NPFGC), 4.50%, 2/15/47	1,110	1,141,857
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 2, 5.63%, 7/15/47	1,400	1,588,986
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	500	562,785
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	200	218,050
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,152,370
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,399,762
4 World Trade Center Project, 5.75%, 11/15/51	670	780,537
7 World Trade Center Project, Class 2, 5.00%, 9/15/43	1,100	1,219,493
7 World Trade Center Project, Class 3, 5.00%, 3/15/44	690	757,758

		31,202,211
Education — 24.8%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.63%, 10/01/40	275	292,743
Build NYC Resource Corp., RB, South Bronx Charter School for International Cultures & The Arts Project, Series A, 5.00%, 4/15/33	400	412,796
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	284,743
New York Law School Project, 5.00%, 7/01/41	265	294,336
New York Law School Project, 4.00%, 7/01/45	185	185,440
City of New York New York Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	500	552,720
City of New York New York Trust for Cultural Resources, Refunding RB, Series A:
American Museum of Natural History, 5.00%, 7/01/37	440	511,174
Carnegie Hall, 4.75%, 12/01/39	700	775,313
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,000	1,129,840
Series B, 4.00%, 8/01/35	190	199,523
City of Yonkers New York Industrial Development Agency, RB, Sarah Lawrence College Project, Series A, 6.00%, 6/01/41	500	564,660
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 5/01/39	125	134,990

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	$1,000	$1,144,900
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	240	274,970
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 4.75%, 3/01/26	350	375,875
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project:
6.00%, 9/01/34	150	178,632
5.38%, 9/01/41	650	733,609
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	450	520,708
Geneva Development Corp., Refunding RB, Hobart and William Smith Colleges, 5.25%, 9/01/44	400	458,636
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	500	585,780
Fordham University, Series A, 5.50%, 7/01/36	150	179,183
Series B, 5.75%, 3/15/36	300	343,245
State University Dormitory Facilities, Series A, 5.00%, 7/01/39	250	277,788
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	670	767,907
Touro College & University System, Series A, 5.25%, 1/01/34	1,200	1,339,644
University of Rochester, Series A, 5.13%, 7/01/39	250	280,623
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	150	176,274
Barnard College, Series A, 4.00%, 7/01/36	165	175,578
Brooklyn Law School, 5.75%, 7/01/33	250	280,045
Fordham University, 5.00%, 7/01/44	640	724,704
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	800	924,504
New York University, Series A, 5.00%, 7/01/37	600	701,196
Skidmore College, Series A, 5.25%, 7/01/29	200	236,144
Skidmore College, Series A, 5.25%, 7/01/31	300	352,203
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,220	1,472,247
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	700	832,965
State University Dormitory Facilities, Series B, 3.50%, 7/01/34	205	208,266
Teachers College, 5.50%, 3/01/39	650	727,168
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project, 5.00%, 10/01/35	210	242,619

		19,853,691
Health — 15.4%
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 7/01/40	300	338,922
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	230	230,244
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A:
5.00%, 12/01/32	180	202,795
5.00%, 12/01/37	250	278,578

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	$1,425	$1,666,495
County of Saratoga New York Industrial Development Agency, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	350	370,076
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	150	170,088
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 5.00%, 11/01/28	450	457,200
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	895	1,005,139
Series B, 6.00%, 11/01/30	150	173,093
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project, 5.00%, 1/01/34	500	547,470
State of New York Dormitory Authority, RB:
Healthcare, Series A, 5.00%, 3/15/38	500	556,695
New York Hospital Medical Center-Queens (FHA), 4.75%, 2/15/37	305	314,778
New York State Association for Retarded Children, Inc., Series A, 6.00%, 7/01/32	250	287,028
New York University Hospitals Center, Series A, 5.75%, 7/01/31	425	489,761
State of New York Dormitory Authority, Refunding RB:
Miriam Osborn Memorial Home Association, 5.00%, 7/01/29	130	139,222
Mount Sinai Hospital, Series A, 5.00%, 7/01/26	500	570,190
New York University Hospitals Center, Series A, 5.00%, 7/01/17 (c)	1,000	1,060,250
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,000	1,113,360
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/41	750	826,252
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/43	860	969,048
North Shore-Long Island Jewish Obligated Group, Series E, 5.50%, 5/01/33	500	554,435

		12,321,119
Housing — 6.4%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,070,687
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	400	458,000
Series J-2-A, AMT, 4.75%, 11/01/27	1,420	1,448,414
City of New York New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 2/15/48	500	535,855
Sustainable Neighborhood, Series G, 3.85%, 11/01/45	600	607,044
State of New York HFA, RB, M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 2/15/39	1,000	1,009,980

		5,129,980

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	51

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds	Par (000)	Value
New York (continued)
State — 9.2%
City of New York New York Transitional Finance Authority, BARB, Series S-1:
Fiscal 2013, 4.00%, 7/15/42	$1,000	$1,043,450
Fiscal 2015, 5.00%, 7/15/43	500	570,305
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Sub-Series B-1, 5.00%, 11/15/31	750	886,500
State of New York, GO, Series A, 5.00%, 2/15/39	500	557,550
State of New York Dormitory Authority, RB, General Purpose:
Series B, 5.00%, 3/15/37	1,070	1,247,920
Series B, 5.00%, 3/15/42	1,000	1,142,440
Series C, 5.00%, 3/15/34	1,000	1,155,940
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	160	189,200
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/30	500	598,390

		7,391,695
Tobacco — 1.1%
County of Chautauqua New York Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 6/01/39	250	247,207
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	400	417,188
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	230	258,847

		923,242
Transportation — 20.9%
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/34	270	321,770
Series C, 6.50%, 11/15/28	750	867,405
Series E, 5.00%, 11/15/38	1,000	1,155,340
Series H, 5.00%, 11/15/25	500	607,095
Metropolitan Transportation Authority, Refunding RB:
Series A-1, 4.00%, 11/15/46	55	57,534
Series A-1, 5.25%, 11/15/56	250	290,480
Series C-1, 5.00%, 11/15/35	500	587,365
Series F, 5.00%, 11/15/30	1,500	1,786,845
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	500	578,985
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	1,000	1,175,590
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
146th Series, AMT (AGM), 4.50%, 12/01/34	750	762,945
147th Series, AMT, 4.75%, 4/15/37	500	512,025
177th Series, AMT, 4.00%, 1/15/43	480	489,245
178th Series, AMT, 5.00%, 12/01/43	430	479,639
189th Series, 5.00%, 5/01/45	860	996,241
State of New York Thruway Authority, Refunding RB:
General, Series I, 5.00%, 1/01/37	1,530	1,753,564
General, Series I, 5.00%, 1/01/42	1,030	1,172,047
Series J, 5.00%, 1/01/41	1,000	1,129,800
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	240	282,379
Triborough Bridge & Tunnel Authority, Refunding RB:
CAB, Sub-Series A, 0.00%, 11/15/32 (d)	505	304,076
General, CAB, Series B, 0.00%, 11/15/32 (d)	775	450,267
General, Series A, 5.25%, 11/15/45	370	440,818

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB (continued):
General, Series A, 5.00%, 11/15/50	$500	$578,630

		16,780,085
Utilities — 15.5%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Series B, 5.00%, 6/15/36	500	506,795
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 6/15/39	1,500	1,757,625
Long Island Power Authority, RB:
CAB, Electric System, Series A (AGM), 0.00%, 6/01/28 (d)	3,515	2,546,723
General, Electric Systems, Series C (CIFG), 5.25%, 9/01/29	1,000	1,255,100
Long Island Power Authority, Refunding RB, Electric System, Series A, 5.50%, 4/01/19 (c)	500	571,145
State of New York Environmental Facilities Corp., Refunding RB, New York City Municipal Water:
Series B, Revolving Funds, 5.00%, 6/15/36	350	407,008
State Clean Water and Drinking Water Revolving Finance Authority Projects, Series A, 5.00%, 6/15/37	1,500	1,637,505
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	550	560,241
Series E, 5.00%, 12/15/41	2,690	3,144,798

		12,386,940
Total Municipal Bonds in New York		112,559,601

Multi-State — 2.8%
Housing — 2.8%
Centerline Equity Issuer Trust (a)(e):
Series A-4-2, 6.00%, 5/15/19	1,000	1,125,940
Series B-3-2, 6.30%, 5/15/19	1,000	1,134,150
Total Municipal Bonds in Multi-State		2,260,090

Puerto Rico — 2.5%
Housing — 1.4%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,000	1,081,660
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	900	902,286
Total Municipal Bonds in Puerto Rico		1,983,946
Total Municipal Bonds — 145.8%		116,803,637

Municipal Bonds Transferred to Tender Option Bond Trusts (f)
New York — 15.7%
County/City/Special District/School District — 0.7%
City of New York New York, GO, Sub-Series I-1, 5.00%, 3/01/36	500	581,905

See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Education — 0.7%
City of New York New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 8/01/33	$510	$598,889
State — 4.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,300	1,442,425
Sales Tax Asset Receivable Corp., Refunding RB:
Fiscal 2015, Series A, 5.00%, 10/15/31	255	310,600
Series 2016, 4.00%, 10/15/32	350	389,648
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	1,000	1,141,760

		3,284,433
Transportation — 6.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	1,995	2,310,094
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	1,000	1,172,550
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	865,573
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	500	586,410

		4,934,627
Utilities — 4.0%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	240	266,248

Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value
New York (continued)
Utilities (continued)
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	$1,500	$1,748,445
Fiscal 2012, Series BB, 5.00%, 6/15/44	1,005	1,155,945

		3,170,638
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.7%		12,570,492
Total Long-Term Investments (Cost — $117,305,004) — 161.5%		129,374,129

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00%, (g)(h)	40,025	40,425
Total Short-Term Securities (Cost — $40,425) — 0.1%		40,425
Total Investments (Cost — $117,345,429) — 161.6%		129,414,554
Other Assets Less Liabilities — 2.3%		1,882,807
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (8.5)%		(6,810,725)
VRDP Shares, at Liquidation Value — (55.4)%		(44,400,000)

Net Assets Applicable to Common Shares — 100.0%		$80,086,636

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Zero-coupon bond.

(e)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)	During the six months ended February 29, 2016, investments in issuers considered to be an affiliate of the trust for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Realized Gain
BIF New York Municipal Money Fund	1,485,545	(1,445,120)	40,425	$337

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	53

Schedule of Investments (continued)	BlackRock New York Municipal Income Trust II (BFY)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(15)	5-Year U.S. Treasury Note	June 2016	$1,814,766	$1,040
(29)	10-Year U.S. Treasury Note	June 2016	$3,784,953	(3,186)
(12)	Long U.S. Treasury Bond	June 2016	$1,974,375	11,549
(3)	Ultra U.S. Treasury Bond	June 2016	$519,469	2,620
Total				$12,023

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized appreciation[1]	—	—	—	—	$15,209	—	$15,209

Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$3,186	—	$3,186

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(260,644)	—	$(260,644)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$394	—	$394

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$5,240,328

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$129,374,129	—	$129,374,129
Short-Term Securities	$40,425	—	—	40,425

Total	$40,425	$129,374,129	—	$129,414,554

[1] See above Schedule of Investments for values in each sector.

See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock New York Municipal Income Trust II (BFY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest Rate Contracts	$15,209	—	—	$15,209
Liabilities:
Interest Rate Contracts	(3,186)	—	—	(3,186)

Total	$12,023	—	—	$12,023

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$115,400	—	—	$115,400
Liabilities:
TOB Trust Certificates	—	$(6,810,251)	—	(6,810,251)
VRDP Shares	—	(44,400,000)	—	(44,400,000)

Total	$115,400	$(51,210,251)	—	$(51,094,851)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	55

Schedule of Investments February 29, 2016 (Unaudited)	BlackRock Virginia Municipal Bond Trust (BHV) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 124.3%
Corporate — 2.0%
County of Chesterfield Virginia EDA, RB, Virginia Electric Power Co. Project, Series A, AMT, 5.60%, 11/01/31	$500	$523,120
County/City/Special District/School District — 26.8%
Cherry Hill Community Development Authority, Special Assessment, Potomac Shores Project, 5.40%, 3/01/45 (a)	250	258,590
City of Norfolk Virginia, GO, Refunding, Capital Improvement, Series A, 5.00%, 8/01/38	500	576,870
City of Portsmouth Virginia, GO, Refunding, Series D, 5.00%, 7/15/34	500	570,440
City of Suffolk Virginia, GO, Refunding, 5.00%, 6/01/42	1,000	1,149,330
County of Fairfax Virginia EDA, RB, Silverline Phase I Project, 5.00%, 4/01/37	1,000	1,127,380
County of Fairfax Virginia Redevelopment & Housing Authority, Refunding RB, Fairfax Redevelopment & Housing, 5.00%, 10/01/39	1,500	1,665,795
Dulles Town Center Community Development Authority, Refunding, Special Assessment, Dulles Town Center Project, 4.25%, 3/01/26	500	513,875
Lower Magnolia Green Community Development Authority, Special Assessment Bonds, 5.00%, 3/01/35 (a)	250	253,802
Mosaic District Community Development Authority, Special Assessment, Series A, 6.88%, 3/01/36	250	287,765
Shops at White Oak Village Community Development Authority, Special Assessment, 5.30%, 3/01/17	100	102,731
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (b)	360	416,934

		6,923,512
Education — 19.4%
County of Montgomery Virginia EDA, Refunding RB, Virginia Tech Foundation, Series A, 5.00%, 6/01/39	355	399,890
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 7/01/45 (a)	100	102,316
Virginia College Building Authority, Refunding RB:
Liberty University Projects, 5.00%, 3/01/41	1,000	1,125,410
Marymount University Project, Series A, 5.00%, 7/01/45 (a)	400	409,264
Washington & Lee University Project (NPFGC), 5.25%, 1/01/26	500	618,255
Washington & Lee University Project (NPFGC), 5.25%, 1/01/31	1,000	1,271,400
Virginia Small Business Financing Authority, RB, Roanoke College, 5.75%, 4/01/41	500	573,095
Virginia Small Business Financing Authority, Refunding RB, 4.00%, 10/01/38	500	511,810

		5,011,440
Health — 33.3%
City of Danville Virginia IDA, Refunding RB, Danville Regional Medical Center (AMBAC), 5.25%, 10/01/28 (c)	1,000	1,218,050
County of Fairfax Virginia EDA, Refunding RB:
Goodwin House, Inc., 5.00%, 10/01/27	1,000	1,044,150
Vinson Hall LLC, Series A, 5.00%, 12/01/42	500	518,835
County of Fairfax Virginia IDA, RB, Series A, 5.00%, 5/15/44	1,000	1,135,210
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A, 5.00%, 7/01/42	500	514,460

Municipal Bonds	Par (000)	Value
Virginia (continued)
Health (continued)
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes, 4.25%, 6/01/26	$145	$154,893
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.40%, 12/01/33	250	245,888
Roanoke EDA, Refunding RB:
Carilion Clinic Obligation Group, 5.00%, 7/01/30	795	904,821
Carilion Health System (AGM), 5.00%, 7/01/20 (b)	5	5,859
Carilion Health System, Series B (AGM), 5.00%, 7/01/38	495	543,856
Winchester EDA, Refunding RB, Valley Health System Obligation:
5.00%, 1/01/44	1,000	1,132,800
Series A, 5.00%, 1/01/44	400	449,256
Winchester Virginia IDA, RB, Valley Health System Obligation, Series E, 5.63%, 1/01/19 (b)	650	738,244

		8,606,322
Housing — 8.5%
Virginia HDA, RB, Rental Housing:
M/F Housing, Series A, 5.25%, 5/01/41	750	804,412
M/F Series B, 5.63%, 6/01/39	1,000	1,111,880
M/F Series F, 5.25%, 10/01/38	250	274,615

		2,190,907
State — 7.7%
Virginia College Building Authority, RB, Public Higher Education Financing Program, Series A, 5.00%, 9/01/18 (b)	1,000	1,107,140
Virginia Public School Authority, RB, School Financing, 1997 Resolution, Series B:
5.25%, 8/01/18 (b)	400	443,584
4.00%, 8/01/36	405	425,120

		1,975,844
Tobacco — 2.4%
Tobacco Settlement Financing Corp., Refunding RB, Convertible, Senior, Series B2, 5.20%, 6/01/46	750	613,973
Transportation — 19.2%
Richmond Metropolitan Authority, Refunding RB, (NPFGC), 5.25%, 7/15/22	500	563,980
Virginia Port Authority, RB, 5.00%, 7/01/36	500	569,290
Virginia Port Authority, Refunding RB, 5.00%, 7/01/40	500	554,710
Virginia Resources Authority, RB, Series B:
5.00%, 11/01/18 (b)	1,035	1,152,897
5.00%, 11/01/33	860	947,703
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,000	1,156,780

		4,945,360
Utilities — 5.0%
Hampton Roads Sanitation District, Refunding RB, Series A, 5.00%, 8/01/43 (d)	1,000	1,181,020
Virginia Resources Authority, RB, 5.00%, 11/01/18 (b)	105	116,961

		1,297,981
Total Municipal Bonds in Virginia		32,088,459

See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Municipal Bonds	Par (000)	Value
District of Columbia — 7.6%
Transportation — 7.6%
Metropolitan Washington Airports Authority, Refunding RB:
Dulles Toll Road, 1st Senior Lien, Series A, 5.00%, 10/01/39	$290	$321,842
Dulles Toll Road, 1st Senior Lien, Series A, 5.25%, 10/01/44	460	513,420
Series B, 5.00%, 10/01/29	1,000	1,122,110
Total Municipal Bonds in District of Columbia		1,957,372

Guam — 0.9%
State — 0.9%
Territory of Guam, RB, Limited Obligation Bonds, Section 30, Series A, 5.63%, 12/01/29	200	222,136

Puerto Rico — 1.1%
Tobacco — 1.1%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed, 5.63%, 5/15/43	285	285,724
Total Municipal Bonds — 133.9%		34,553,691

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Virginia — 27.0%
Education — 12.6%
University of Virginia, Refunding RB, GO, 5.00%, 6/01/40	2,999	3,262,864

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Health — 8.7%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	$999	$1,128,871
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,000	1,110,165

		2,239,036
Transportation — 5.7%
Virginia Commonwealth Transportation Board, RB, Capital Projects, 5.00%, 5/15/32	1,261	1,465,161
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.0%		6,967,061
Total Long-Term Investments (Cost — $37,679,927) — 160.9%		41,520,752

Short-Term Securities — 1.6%	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (f)(g)	422,216	422,216
Total Short-Term Securities (Cost — $422,216) — 1.6%		422,216
Total Investments (Cost — $38,102,143) — 162.5%		41,942,968
Liabilities in Excess of Other Assets — (2.6)%		(675,109)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%		(3,859,807)
VRDP Shares, at Liquidation Value — (44.9)%		(11,600,000)

Net Assets Applicable to Common Shares — 100.0%		$25,808,052

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(d)	When-issued security.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended February 29, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at February 29, 2016	Income
BlackRock Liquidity Funds, MuniCash	—	422,216	422,216	$3
FFI Institutional Tax-Exempt Fund	40,525	(40,525)	—	35
Total			422,216	$38

(g)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	57

Schedule of Investments (continued)	BlackRock Virginia Municipal Bond Trust (BHV)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts

Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(5)	5-Year U.S. Treasury Note	June 2016	$604,922	$736
(5)	10-Year U.S. Treasury Note	June 2016	$652,578	405
(2)	Long U.S. Treasury Bond	June 2016	$329,063	1,923
Total				$3,064

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	Net unrealized Appreciation[1]	—	—	—	—	$3,064	—	$3,064

[1] Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended February 29, 2016, the effect of derivative financial instruments in the Statements of Operation was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Financial futures contracts	—	—	—	—	$(60,336)	—	$(60,336)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(25)	—	$(25)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$1,115,398

For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$41,520,752	—	$41,520,752
Short-Term Securities	$422,216	—	—	422,216

Total	$422,216	$41,520,752	—	$41,942,968

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest Rate Contracts	$3,064	—	—	$3,064
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Schedule of Investments (concluded)	BlackRock Virginia Municipal Bond Trust (BHV)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$19,950	—	—	$19,950
Liabilities:
TOB Trust Certificates	—	$(3,859,659)	—	(3,859,659)
VRDP Shares	—	(11,600,000)	—	(11,600,000)

Total	$19,950	$(15,459,659)	—	$(15,439,709)

During the six months ended February 29, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	59

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Assets
Investments at value — unaffiliated[1]	$50,092,669	$51,783,530	$772,416,508	$59,825,580
Investments at value — affiliated[2]	288,348	389,673	468,659	293,689
Cash pledged for financial futures contracts	34,350	34,050	605,850	42,900
Receivables:
Interest	494,084	601,574	8,331,002	727,234
Investments sold	—	—	1,077,402	—
TOB Trust	—	—	3,000,000	—
Deferred offering costs	70,240	87,723	391,382	77,955
Prepaid expenses	13,013	3,540	25,480	3,670

Total assets	50,992,704	52,900,090	786,316,283	60,971,028

Accrued Liabilities
Payables:
Investments purchased	1,531,130	580,895	1,216,752	63,182
Income dividends — Common Shares	113,179	137,217	2,085,672	161,590
Investment advisory fees	23,529	20,700	318,492	31,434
Officer’s and Trustees’ fees	9,607	831	182,143	9,038
Variation margin on financial futures contracts	2,930	2,930	51,415	3,703
Interest expense and fees	535	—	8,264	895
Other accrued expenses	8,129	38,642	156,351	45,094

Total accrued liabilities	1,689,039	781,215	4,019,089	314,936

Other Liabilities
TOB Trust Certificates	1,500,000	—	66,564,243	4,519,518
VRDP Shares, at liquidation value of $100,000 per share[3,4]	16,000,000	18,500,000	243,600,000	18,700,000

Total other liabilities	17,500,000	18,500,000	310,164,243	23,219,518

Total liabilities	19,189,039	19,281,215	314,183,332	23,534,454

Net Assets Applicable to Common Shareholders	$31,803,665	$33,618,875	$472,132,951	$37,436,574

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$29,429,221	$29,931,752	$441,969,360	$32,962,634
Undistributed net investment income	166,200	269,981	2,886,180	515,368
Accumulated net realized loss	(371,081)	(1,291,712)	(31,242,783)	(1,016,277)
Net unrealized appreciation (depreciation)	2,579,325	4,708,854	58,520,194	4,974,849

Net Assets Applicable to Common Shareholders	$31,803,665	$33,618,875	$472,132,951	$37,436,574

Net asset value per Common Share	$15.31	$14.21	$15.17	$16.10

[1] Investments at cost — unaffiliated	$47,518,379	$47,079,336	$713,960,940	$54,856,663
[2] Investments at cost — affiliated	$288,348	$389,673	$468,659	$293,689
[3] Preferred Shares outstanding:
Par value $0.001 per share	160	—	—	187
Par value $ 0.10 per share	—	185	2,436	—
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	14,956	unlimited
[5] Par value per Common Shares	$0.001	$0.010	$0.100	$0.001
[6] Common Shares outstanding	2,076,674	2,365,804	31,129,432	2,325,038
[7] Common Shares authorized	unlimited	unlimited	199,985,044	unlimited

See Notes to Financial Statements.

60	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Assets
Investments at value — unaffiliated[1]	$72,309,374	$156,884,239	$129,374,129	$41,520,752
Investments at value — affiliated[2]	163,223	528,955	40,425	422,216
Cash pledged for financial futures contracts	67,350	139,300	115,400	19,950
Receivables:
Interest	745,277	1,691,839	1,367,535	541,420
Investments sold	93,237	385,051	479,896	—
TOB Trust	—	550,000	175,000	—
Deferred offering costs	116,209	125,512	120,114	67,950
Prepaid expenses	44,313	47,363	89,454	10,601

Total assets	73,538,983	160,352,259	131,761,953	42,582,889

Accrued Liabilities
Payables:
Investments purchased	—	—	—	1,175,150
Income dividends — Common Shares	173,607	374,880	349,924	110,902
Investment advisory fees	37,904	69,621	57,366	17,050
Officer’s and Trustees’ fees	9,742	9,862	11,469	7,157
Variation margin on financial futures contracts	5,742	11,821	9,821	1,711
Interest expense and fees	1,139	2,481	655	426
Other accrued expenses	16,552	4,526	35,831	2,782

Total accrued liabilities	244,686	473,191	465,066	1,315,178

Other Liabilities
TOB Trust Certificates	5,560,191	19,830,899	6,810,251	3,859,659
VRDP Shares, at liquidation value of $100,000 per share[3,4]	22,100,000	40,500,000	44,400,000	11,600,000

Total other liabilities	27,660,191	60,330,899	51,210,251	15,459,659

Total liabilities	27,904,877	60,804,090	51,675,317	16,774,837

Net Assets Applicable to Common Shareholders	$45,634,106	$99,548,169	$80,086,636	$25,808,052

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6,7]	$39,710,976	$92,401,548	$70,800,445	$22,763,552
Undistributed net investment income	564,068	248,423	1,110,141	171,117
Accumulated net realized loss	(1,672,884)	(6,291,953)	(3,905,098)	(970,506)
Net unrealized appreciation (depreciation)	7,031,946	13,190,151	12,081,148	3,843,889

Net Assets Applicable to Common Shareholders	$45,634,106	$99,548,169	$80,086,636	$25,808,052

Net asset value per Common Share	$16.30	$15.27	$16.02	$16.17

[1] Investments at cost — unaffiliated	$65,284,799	$143,708,617	$117,305,004	$37,679,927
[2] Investments at cost — affiliated	$163,223	$528,955	$40,425	$422,216
[3] Preferred Shares outstanding:
Par value $ 0.001 per share	221	405	444	116
[4] Preferred Shares authorized, including Auction Market Preferred Shares (“AMPS”)	unlimited	unlimited	unlimited	unlimited
[5] Par value per Common Shares	$0.001	$0.001	$0.001	$0.001
[6] Common Shares outstanding	2,800,105	6,519,660	4,998,911	1,595,709
[7] Common Shares authorized	unlimited	unlimited	unlimited	unlimited

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	61

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Investment Income
Interest — unaffiliated	$945,588	$1,054,080	$15,553,524	$1,325,235
Dividend — affiliated	26	—	—	—

Total income	945,614	1,054,080	15,553,524	1,325,235

Expenses
Investment advisory	158,247	128,579	2,097,376	194,651
Liquidity fees	61,789	—	12,371	—
Professional	44,301	19,311	47,816	21,687
Rating agency	12,900	12,903	18,146	12,903
Remarketing fees on Preferred Shares	8,088	—	12,147	—
Transfer agent	7,990	8,396	16,376	8,038
Accounting services	5,106	5,303	50,753	5,981
Custodian	2,893	2,723	17,502	3,093
Printing	2,511	2,512	6,947	2,547
Officer and Trustees	1,530	1,852	19,949	1,793
Registration	348	398	3,945	390
Miscellaneous	17,584	8,310	28,669	9,506

Total expenses excluding interest expense, fees and amortization of offering costs	323,287	190,287	2,331,997	260,589
Interest expense, fees and amortization of offering costs[1]	14,093	85,865	1,291,821	103,053

Total expenses	337,380	276,152	3,623,818	363,642
Less fees waived by the Manager	(12,175)	(5)	(133,593)	(36)

Total expenses after fees waived	325,205	276,147	3,490,225	363,606

Net investment income	620,409	777,933	12,063,299	961,629

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	28,839	22,933	1,193,009	(1,631)
Financial futures contracts	(86,888)	(92,597)	(1,391,945)	(118,244)
Capital gain distributions received from affiliated investment companies	—	—	1,504	48

	(58,049)	(69,664)	(197,432)	(119,827)

Net change in unrealized appreciation (depreciation) on:
Investments	846,022	880,343	11,638,796	1,198,947
Financial futures contracts	1,219	(6,807)	4,480	(11,019)

	847,241	873,536	11,643,276	1,187,928

Net realized and unrealized gain	789,192	803,872	11,445,844	1,068,101

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,409,601	$1,581,805	$23,509,143	$2,029,730

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

62	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Operations

Six Months Ended February 29, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Investment Income
Interest — unaffiliated	$1,457,408	$3,063,190	$2,698,837	$883,107
Dividend — affiliated	—	—	—	38

Total income	1,457,408	3,063,190	2,698,837	883,145

Expenses
Investment advisory	233,678	429,832	354,777	131,655
Liquidity fees	27,104	49,671	54,454	44,797
Professional	26,735	35,815	32,539	35,801
Rating agency	20,430	20,448	20,451	12,896
Remarketing fees on Preferred Shares	3,131	5,738	6,290	5,864
Transfer agent	8,166	10,007	8,762	7,793
Accounting services	6,774	14,372	8,708	1,849
Custodian	3,482	5,279	5,079	2,588
Printing	2,720	3,244	3,109	2,384
Officer and Trustees	2,275	5,361	4,231	1,237
Registration	3,040	3,036	839	268
Miscellaneous	13,159	14,754	14,662	17,301

Total expenses excluding interest expense, fees and amortization of offering costs	350,694	597,557	513,901	264,433
Interest expense, fees and amortization of offering costs[1]	96,746	206,447	175,502	18,491

Total expenses	447,440	804,004	689,403	282,924
Less fees waived by the Manager	(98)	(129)	(137)	(26,336)

Total expenses after fees waived	447,342	803,875	689,266	256,588

Net investment income	1,010,066	2,259,315	2,009,571	626,557

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	115,227	266,483	218,017	45,330
Financial futures contracts	(156,797)	(325,004)	(260,644)	(60,336)
Capital gain distributions received from affiliated investment companies	139	144	337	—

	(41,431)	(58,377)	(42,290)	(15,006)

Net change in unrealized appreciation (depreciation) on:
Investments	1,596,149	3,058,374	2,364,519	490,653
Financial futures contracts	(79)	356	394	(25)

	1,596,070	3,058,730	2,364,913	490,628

Net realized and unrealized gain	1,554,639	3,000,353	2,322,623	475,622

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$2,564,705	$5,259,668	$4,332,194	$1,102,179

[1] Related to TOBs and/or VRDP Shares.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	63

Statements of Changes in Net Assets

	BlackRock Maryland Municipal Bond Trust (BZM)		BlackRock Massachusetts Tax-Exempt Trust (MHE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$620,409	$1,312,918	$777,933	$1,599,347
Net realized gain (loss)	(58,049)	33,531	(69,664)	(95,677)
Net change in unrealized appreciation (depreciation)	847,241	(423,515)	873,536	(130,952)

Net increase in net assets applicable to Common Shareholders resulting from operations	1,409,601	922,934	1,581,805	1,372,718

Distributions to Common Shareholders[1]
From net investment income	(679,072)	(1,419,360)	(827,357)	(1,688,441)

Capital Share Transactions
Reinvestment of common distributions	—	34,986	—	41,086

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	730,529	(461,440)	754,448	(274,637)
Beginning of period	31,073,136	31,534,576	32,864,427	33,139,064

End of period	$31,803,665	$31,073,136	$33,618,875	$32,864,427

Undistributed net investment income, end of period	$166,200	$224,863	$269,981	$319,405

	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)		BlackRock New Jersey Municipal Bond Trust (BLJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$12,063,299	$24,887,548	$961,629	$1,904,594
Net realized loss	(197,432)	(284,866)	(119,827)	(236,837)
Net change in unrealized appreciation (depreciation)	11,643,276	(4,204,134)	1,187,928	(1,143,295)

Net increase in net assets applicable to Common Shareholders resulting from operations	23,509,143	20,398,548	2,029,730	524,462

Distributions to Common Shareholders[1]
From net investment income	(12,535,604)	(25,650,652)	(969,541)	(2,018,544)

Capital Share Transactions
Reinvestment of common distributions	—	—	—	1,970

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	10,973,539	(5,252,104)	1,060,189	(1,492,112)
Beginning of period	461,159,412	466,411,516	36,376,385	37,868,497

End of period	$472,132,951	$461,159,412	$37,436,574	$36,376,385

Undistributed net investment income, end of period	$2,886,180	$3,358,485	$515,368	$523,280

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

64	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Changes in Net Assets

	BlackRock New York Municipal Bond Trust (BQH)		BlackRock New York Municipal Income Quality Trust (BSE)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$1,010,066	$2,079,871	$2,259,315	$4,591,610
Net realized gain (loss)	(41,431)	240,745	(58,377)	477,734
Net change in unrealized appreciation (depreciation)	1,596,070	(158,778)	3,058,730	(999,579)

Net increase in net assets applicable to Common Shareholders resulting from operations	2,564,705	2,161,838	5,259,668	4,069,765

Distributions to Common Shareholders[1]
From net investment income	(1,041,639)	(2,209,283)	(2,298,180)	(4,759,352)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	1,523,066	(47,445)	2,961,488	(689,587)
Beginning of period	44,111,040	44,158,485	96,586,681	97,276,268

End of period	$45,634,106	$44,111,040	$99,548,169	$96,586,681

Undistributed net investment income, end of period	$564,068	$595,641	$248,423	$287,288

	BlackRock New York Municipal Income Trust II (BFY)		BlackRock Virginia Municipal Bond Trust (BHV)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015

Operations
Net investment income	$2,009,571	$4,120,684	$626,557	$1,295,945
Net realized gain (loss)	(42,290)	(39,557)	(15,006)	17,281
Net change in unrealized appreciation (depreciation)	2,364,913	(324,790)	490,628	(49,581)

Net increase in net assets applicable to Common Shareholders resulting from operations	4,332,194	3,756,337	1,102,179	1,263,645

Distributions to Common Shareholders[1]
From net investment income	(2,099,543)	(4,206,084)	(665,129)	(1,346,946)

Capital Share Transactions
Reinvestment of common distributions	—	—	34,996	46,267

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	2,232,651	(449,747)	472,046	(37,034)
Beginning of period	77,853,985	78,303,732	25,336,006	25,373,040

End of period	$80,086,636	$77,853,985	$25,808,052	$25,336,006

Undistributed net investment income, end of period	$1,110,141	$1,200,113	$171,117	$209,689

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	65

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock Maryland Municipal Bond Trust (BZM)	BlackRock Massachusetts Tax-Exempt Trust (MHE)	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)	BlackRock New Jersey Municipal Bond Trust (BLJ)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$1,409,601	$1,581,805	$23,509,143	$2,029,730
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	2,801,491	3,579,405	53,502,533	1,972,820
Purchases of long-term investments	(2,792,161)	(3,402,230)	(65,072,055)	(2,472,791)
Net proceeds from sales (net purchases) of short-term securities	45,784	(135,555)	2,566,008	660,681
Amortization of premium and accretion of discount on investments	115,407	111,626	1,472,877	9,807
Net realized gain (loss) on investments	(28,839)	(22,933)	(1,193,009)	1,631
Net unrealized gain on investments	(846,022)	(880,343)	(11,638,796)	(1,198,947)
(Increase) decrease in assets:
Receivables:
Interest	(4,789)	9,469	(455,269)	(11,117)
Variation margin on financial futures contracts	2,953	3,234	46,549	4,781
Prepaid expenses	11,613	18,638	424	11,400
Cash pledged for financial futures contracts	(6,000)	(3,000)	(159,000)	3,000
Increase (decrease) in liabilities:
Payables:
Investment advisory	(25,831)	(22,805)	(339,895)	(34,531)
Interest expense and fees	(44)	(25)	(8,095)	(543)
Other accrued expenses	(7,286)	(7,699)	(10,970)	(10,359)
Variation margin on financial futures contracts	2,930	2,930	51,415	3,703
Officer’s and Trustees’ fees	(1,248)	323	236	(1,202)

Net cash provided by (used for) operating activities	677,559	832,840	2,272,096	968,063

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	—	—	10,255,807	—
Cash distributions paid to Common Shareholders	(679,072)	(827,357)	(12,535,604)	(969,541)
Amortization of deferred offering costs	1,513	(5,483)	7,701	1,478

Net cash provided by (Used for) for financing activities	(677,559)	(832,840)	(2,272,096)	(968,063)

Cash
Net increase (decrease) in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$12,624	$91,373	$1,292,215	$102,118

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	—	—

See Notes to Financial Statements.

66	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Statements of Cash Flows

Six Months Ended February 29, 2016 (Unaudited)	BlackRock New York Municipal Bond Trust (BQH)	BlackRock New York Municipal Income Quality Trust (BSE)	BlackRock New York Municipal Income Trust II (BFY)	BlackRock Virginia Municipal Bond Trust (BHV)

Cash Provided by (Used for) Operating Activities
Net increase in net assets resulting from operations	$2,564,705	$5,259,668	$4,332,194	$1,102,179
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments	4,732,150	6,655,166	10,098,009	1,148,720
Purchases of long-term investments	(6,271,477)	(7,842,057)	(11,902,464)	(1,554,494)
Net proceeds from sales (net purchases) of short-term securities	1,220,709	238,929	1,445,120	(381,691)
Amortization of premium and accretion of discount on investments	119,794	347,716	153,690	36,770
Net realized gain (loss) on investments	(115,227)	(266,483)	(218,017)	(45,330)
Net unrealized gain on investments	(1,596,149)	(3,058,374)	(2,364,519)	(490,653)
(Increase) decrease in assets:
Receivables:
Interest	(48,832)	(94,565)	(89,622)	(19,479)
Variation margin on financial futures contracts	5,766	10,969	9,000	2,391
Prepaid expenses	13,048	11,722	(25,097)	4,242
Cash pledged for financial futures contracts	(12,000)	(34,000)	(29,000)	3,000
Increase (decrease) in liabilities:
Payables:
Investment advisory fees	(40,535)	(74,721)	(61,926)	(18,153)
Interest expense and fees	(769)	(2,975)	(493)	76
Other accrued expense	(27,241)	(42,182)	360	(1,329)
Variation margin on financial futures contracts	5,742	11,821	9,821	1,711
Officer’s and Trustees’ fees	(930)	844	(614)	59

Net cash provided by (used for) operating activities	548,754	1,121,478	1,356,442	(211,981)

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	489,976	1,189,884	739,944	840,681
Cash distributions paid to Common Shareholders	(1,041,639)	(2,314,480)	(2,099,543)	(629,990)
Amortization of deferred offering costs	2,909	3,118	3,157	1,290

Net cash provided by (Used for) financing activities	(548,754)	(1,121,478)	(1,356,442)	211,981

Cash
Net increase (decrease) in cash	—	—	—	—
Cash at beginning of period	—	—	—	—

Cash at end of period	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$94,606	$206,304	$172,838	$17,125

Non-Cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	—	—	$34,996

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	67

Financial Highlights	BlackRock Maryland Municipal Bond Trust (BZM)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.96		$15.20	$13.33	$15.60	$14.61		$15.23

Net investment income[1]	0.30		0.63	0.70	0.72	0.90		0.97
Net realized and unrealized gain (loss)	0.38		(0.19)	1.90	(2.23)	1.05		(0.59)
Distributions to AMPS Shareholders:
From net investment income	—		—	—	—	(0.02)		(0.03)
From net realized gain	—		—	—	—	—		(0.00)[2]

Net increase (decrease) from investment operations	0.68		0.44	2.60	(1.51)	1.93		0.35

Distributions to Common Shareholders:[3]
From net investment income	(0.33)		(0.68)	(0.73)	(0.76)	(0.94)		(0.95)
From net realized gain	—		—	—	—	—		(0.02)

Total distributions to Common Shareholders	(0.33)		(0.68)	(0.73)	(0.76)	(0.94)		(0.97)

Net asset value, end of period	$15.31		$14.96	$15.20	$13.33	$15.60		$14.61

Market price, end of period	$15.67		$14.44	$14.59	$12.66	$18.43		$15.02

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.60%	[5]	3.07%	20.39%	(10.24)%	13.08%		2.45%

Based on market price	10.92%	[5]	3.64%	21.68%	(27.84)%	29.95%		0.83%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.16%	[6]	1.96%	2.00%	2.04%	1.66%	[7]	1.58% [7]

Total expenses after fees waived and paid indirectly	2.08%	[6]	1.88%	1.92%	2.02%	1.60%	[7]	1.45% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.99%	[6,9]	1.41% [9]	1.34%	1.41%	1.44%	[7,9]	1.41% [7]

Net investment income	3.97%	[6]	4.19%	4.88%	4.73%	5.94%	[7]	6.73% [7]

Distributions to AMPS Shareholders	—		—	—	—	0.10%		0.19%

Net investment income to Common Shareholders	3.97%	[6]	4.19%	4.88%	4.73%	5.84%		6.54%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$31,804		$31,073	$31,535	$27,642	$32,320		$30,203

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$16,000

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$72,192

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$16,000		$16,000	$16,000	$16,000	$16,000		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$298,773		$294,207	$297,091	$272,765	$302,003		—

Borrowings outstanding, end of period (000)	$1,500		$1,500	$1,500	$1,500	$2,400		$1,500

Portfolio turnover rate	6%		18%	15%	11%	30%		11%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2016, and the years ended August 31, 2015 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were 1.63%, 1.33% and 1.40%, respectively.

See Notes to Financial Statements.

68	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Massachusetts Tax-Exempt Trust (MHE)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$13.89		$14.02	$12.34	$14.35	$13.01		$13.52

Net investment income[1]	0.33		0.68	0.69	0.71	0.84		0.90
Net realized and unrealized gain (loss)	0.34		(0.10)	1.74	(1.97)	1.34		(0.54)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	(0.01)		(0.03)

Net increase (decrease) from investment operations	0.67		0.58	2.43	(1.26)	2.17		0.33

Distributions to Common Shareholders from net investment income[2]	(0.35)		(0.71)	(0.75)	(0.75)	(0.83)		(0.84)

Net asset value, end of period	$14.21		$13.89	$14.02	$12.34	$14.35		$13.01

Market price, end of period	$14.45		$13.26	$13.75	$11.91	$14.91		$13.11

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.96%	[4]	4.25%	20.47%	(9.27)%	17.02%		2.78%

Based on market price	11.81%	[4]	1.47%	22.42%	(15.72)%	20.66%		0.16%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.67%	[5]	1.71%	1.78%	1.77%	1.50%	[6]	1.39%	[6]

Total expenses after fees waived and paid indirectly	1.67%	[5]	1.71%	1.78%	1.77%	1.50%	[6]	1.39%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.15%	[5]	1.15%	1.16%	1.12%	1.33%	[6,8]	1.36%	[6]

Net investment income	4.71%	[5]	4.82%	5.22%	5.06%	6.07%	[6]	7.15%	[6]

Distributions to AMPS Shareholders	—		—	—	—	0.11%		0.22%

Net investment income to Common Shareholders	4.71%	[5]	4.82%	5.22%	5.06%	5.96%		6.93%

Supplemental Data
Net assets applicable Common Shareholders, end of period (000)	$33,619		$32,864	$33,139	$29,163	$33,852		$30,611

AMPS outstanding at $50,000 liquidation preference, end of period (000)	—		—	—	—	—		$18,500

Asset coverage per AMPS at $50,000 liquidation preference, end of period	—		—	—	—	—		$132,732

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,500		$18,500	$18,500	$18,500	$18,500		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$281,724		$277,646	$279,130	$257,637	$282,983		—

Borrowings outstanding, end of period (000)	—		—	—	$1,840	$2,010		$1,340

Portfolio turnover rate	7%		8%	14%	11%	17%		10%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.24%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	69

Financial Highlights	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.81		$14.98	$13.14		$15.64	$14.34		$15.09

Net investment income[1]	0.39		0.80	0.83		0.87	0.89		0.97
Net realized and unrealized gain (loss)	0.37		(0.15)	1.88		(2.45)	1.36		(0.73)
Distributions to AMPS Shareholders from net investment income	—		—	—		—	—		(0.03)

Net increase (decrease) from investment operations	0.76		0.65	2.71		(1.58)	2.25		0.21

Distributions to Common Shareholders from net investment income[2]	(0.40)		(0.82)	(0.87)		(0.92)	(0.95)		(0.96)

Net asset value, end of period	$15.17		$14.81	$14.98		$13.14	$15.64		$14.34

Market price, end of period	$15.08		$13.65	$13.64		$12.65	$15.86		$13.90

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.32%	[4]	4.88%	21.74%		(10.59)%	16.15%		1.85%

Based on market price	13.59%	[4]	6.16%	15.15%		(15.12)%	21.52%		(1.80)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.56%	[5]	1.58%	1.66%		1.75%	1.95%		1.47%	[6]

Total expenses after fees waived and paid indirectly	1.50%	[5]	1.52%	1.59%		1.67%	1.87%		1.36%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.95%	[5,8]	0.95% [8]	1.22%	[8]	1.36% [8]	1.45%	[8]	1.18%	[6]

Net investment income	5.20%	[5]	5.35%	5.86%		5.73%	5.89%		6.98%	[6]

Distributions to AMPS Shareholders	—		—	—		—	—		0.19%

Net investment income to Common Shareholders	5.20%	[5]	5.35%	5.86%		5.73%	5.89%		6.79%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$472,133		$461,159	$466,412		$408,935	$485,454		$443,325

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$243,600		$243,600	$243,600		$243,600	$243,600		$243,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$293,815		$289,310	$291,466		$267,871	$299,283		$281,989

Borrowings outstanding, end of period (000)	$66,564		$53,308	$51,890		$64,658	$77,477		$71,713

Portfolio turnover rate	7%		19%	16%		18%	14%		18%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.94%, 0.94%, 0.95%, 0.95% and 1.02%, respectively.

See Notes to Financial Statements.

70	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock New Jersey Municipal Bond Trust (BLJ)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.65		$16.29	$14.13	$16.67	$14.55		$15.23

Net investment income[1]	0.41		0.82	0.87	0.88	0.95		1.00
Net realized and unrealized gain (loss)	0.46		(0.59)	2.18	(2.54)	2.12		(0.68)
Distributions to AMPS Shareholders:
From net investment income	—		—	—	—	(0.02)		(0.03)
From net realized gain	—		—	—	—	—		(0.00)[2]

Net increase (decrease) from investment operations	0.87		0.23	3.05	(1.66)	3.05		0.29

Distributions to Common Shareholders:[3]
From net investment income	(0.42)		(0.87)	(0.89)	(0.88)	(0.93)		(0.94)
From net realized gain	—		—	—	—	—		(0.03)

Total distributions to Common Shareholders	(0.42)		(0.87)	(0.89)	(0.88)	(0.93)		(0.97)

Net asset value, end of period	$16.10		$15.65	$16.29	$14.13	$16.67		$14.55

Market price, end of period	$15.81		$13.99	$14.68	$13.54	$16.66		$13.60

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.80%	[5]	1.74%	22.83%	(10.43)%	21.52%		2.46%

Based on market price	16.22%	[5]	0.93%	15.51%	(14.12)%	29.94%		(6.68)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.98%	[6]	1.98%	2.05%	2.10%	1.65%	[7]	1.57% [7]

Total expenses after fees waived and paid indirectly	1.98%	[6]	1.98%	2.05%	2.10%	1.59%	[7]	1.43% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.42%	[6]	1.39%	1.42%	1.45%	1.41%	[7,9]	1.41% [7]

Net investment income	5.23%	[6]	5.07%	5.74%	5.39%	6.01%	[7]	7.08% [7]

Distributions to AMPS Shareholders	—		—	—	—	0.11%		0.20%

Net investment income to Common Shareholders	5.23%	[6]	5.07%	5.74%	5.39%	5.90%		6.88%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$37,437		$36,376	$37,868	$32,841	$38,728		$33,753

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$18,775

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$69,944

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$18,700		$18,700	$18,700	$18,700	$18,700		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$300,196		$294,526	$302,505	$275,620	$307,099		—

Borrowings outstanding, end of period (000)	$4,520		$4,520	$4,520	$4,520	$3,954		$1,220

Portfolio turnover rate	3%		13%	16%	8%	25%		19%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.34%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	71

Financial Highlights	BlackRock New York Municipal Bond Trust (BQH)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.75		$15.77	$13.32	$16.53	$14.89		$15.65

Net investment income[1]	0.36		0.74	0.79	0.84	0.87		1.04
Net realized and unrealized gain (loss)	0.56		0.03	2.46	(3.00)	1.73		(0.78)
Distributions to AMPS Shareholders:
From net investment income	—		—	—	—	(0.00)[2]		(0.03)
From net realized gain	—		—	—	—	—		(0.00)[2]

Net increase (decrease) from investment operations	0.92		0.77	3.25	(2.16)	2.60		0.23

Distributions to Common Shareholders:[3]
From net investment income	(0.37)		(0.79)	(0.80)	(0.83)	(0.96)		(0.99)
From net realized gain	—		—	—	(0.22)	—		(0.00)[2]

Total distributions to Common Shareholders	(0.37)		(0.79)	(0.80)	(1.05)	(0.96)		(0.99)

Net asset value, end of period	$16.30		$15.75	$15.77	$13.32	$16.53		$14.89

Market price, end of period	$14.78		$13.66	$13.86	$12.45	$16.56		$14.83

Total Return Applicable to Common Shareholders[4]
Based on net asset value	6.16%	[5]	5.57%	25.66%	(13.83)%	17.99%		1.81%

Based on market price	10.99%	[5]	4.18%	18.16%	(19.61)%	18.68%		0.50%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.00%	[6]	2.08%	2.23%	2.26%	2.26%	[7]	1.50% [7]

Total expenses after fees waived and paid indirectly	2.00%	[6]	2.07%	2.23%	2.26%	2.20%	[7]	1.37% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.57%	[6,9]	1.91% [9]	2.02% [9]	1.96% [9]	1.90%	[7,9]	1.36% [7]

Net investment income	4.52%	[6]	4.68%	5.45%	5.26%	5.52%	[7]	7.12% [7]

Distributions to AMPS Shareholders	—		—	—	—	0.02%		0.19%

Net investment income to Common Shareholders	4.52%	[6]	4.68%	5.45%	5.26%	5.50%		6.93%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$45,634		$44,111	$44,158	$37,302	$46,158		$41,399

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$22,125

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$71,778

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$22,100		$22,100	$22,100	$22,100	$22,100		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$306,489		$299,597	$299,812	$268,789	$308,858		—

Borrowings outstanding, end of period (000)	$5,560		$5,070	$4,900	$4,775	$7,366		$270

Portfolio turnover rate	7%		22%	18%	18%	45%		14%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2016, and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012 the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.43%, 1.41%, 1.46%, 1.47% and 1.45%, respectively.

See Notes to Financial Statements.

72	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock New York Municipal Income Quality Trust (BSE)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.81		$14.92	$12.92		$15.51	$14.25		$14.90

Net investment income[1]	0.35		0.70	0.72		0.78	0.81		0.90
Net realized and unrealized gain (loss)	0.46		(0.08)	2.05		(2.54)	1.31		(0.67)
Distributions to AMPS Shareholders from net investment income	—		—	—		—	(0.00)[2]		(0.02)

Net increase (decrease) from investment operations	0.81		0.62	2.77		(1.76)	2.12		0.21

Distributions to Common Shareholders from net investment income[3]	(0.35)		(0.73)	(0.77)		(0.83)	(0.86)		(0.86)

Net asset value, end of period	$15.27		$14.81	$14.92		$12.92	$15.51		$14.25

Market price, end of period	$14.01		$12.99	$13.16		$12.05	$15.74		$13.54

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.82%	[5]	4.88%	22.65%		(11.80)%	15.23%		1.94%

Based on market price	10.69%	[5]	4.29%	15.99%		(18.94)%	23.07%		(3.20)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.65%	[6]	1.70%	1.75%		1.79%	1.82%	[7]	1.28%	[7]

Total expenses after fees waived and paid indirectly	1.65%	[6]	1.70%	1.75%		1.78%	1.82%	[7]	1.26%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.22%	[6,9]	1.51% [9]	1.55%	[9]	1.51% [9]	1.50%	[7,9]	1.17%	[7]

Net investment income	4.63%	[6]	4.72%	5.18%		5.20%	5.38%	[7]	6.50%	[7]

Distributions to AMPS Shareholders	—		—	—		—	0.01%		0.16%

Net investment income to Common Shareholders	4.63%	[6]	4.72%	5.18%		5.20%	5.37%		6.34%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$99,548		$96,587	$97,276		$84,262	$100,865		$92,411

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—	—		$40,575

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—	—		$81,938

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$40,500		$40,500	$40,500		$40,500	$40,500		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$345,798		$338,486	$340,188		$308,055	$349,050		—

Borrowings outstanding, end of period (000)	$19,831		$18,091	$17,431		$17,054	$20,920		$10,409

Portfolio turnover rate	5%		20%	24%		25%	24%		24%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2016 and the years ended August 31, 2015, August 31, 2014, August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.11%, 1.09%, 1.09%, 1.09% and 1.13%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	73

Financial Highlights	BlackRock New York Municipal Income Trust II (BFY)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.57		$15.66	$13.36		$16.09	$14.66		$15.33

Net investment income[1]	0.40		0.82	0.84		0.89	0.92		1.05
Net realized and unrealized gain (loss)	0.47		(0.07)	2.30		(2.73)	1.50		(0.69)
Distributions to AMPS Shareholders from net investment income	—		—	—		—	(0.00)[2]		(0.03)

Net increase (decrease) from investment operations	0.87		0.75	3.14		(1.84)	2.42		0.33

Distributions to Common Shareholders from net investment income[3]	(0.42)		(0.84)	(0.84)		(0.89)	(0.99)		(1.00)

Net asset value, end of period	$16.02		$15.57	$15.66		$13.36	$16.09		$14.66

Market price, end of period	$15.70		$14.16	$14.02		$12.56	$16.81		$14.38

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.80%	[5]	5.33%	24.75%		(12.01)%	17.00%		2.56%

Based on market price	14.01%	[5]	7.00%	18.80%		(20.82)%	24.61%		(0.37)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.75%	[6]	1.83%	1.96%		1.97%	2.03%	[7]	1.27%	[7]

Total expenses after fees waived and paid indirectly	1.75%	[6]	1.83%	1.95%		1.97%	1.95%	[7]	1.18%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.31%	[6,9]	1.69% [9]	1.78%	[9]	1.71% [9]	1.62%	[7,9]	1.18%	[7]

Net investment income	5.11%	[6]	5.25%	5.76%		5.68%	5.96%	[7]	7.34%	[7]

Distributions to AMPS Shareholders	—		—	—		—	0.01%		0.22%

Net investment income to Common Shareholders	5.11%	[6]	5.25%	5.76%		5.68%	5.95%		7.12%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$80,087		$77,854	$78,304		$66,772	$80,228		$72,817

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—		—	—		$44,475

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—		—	—		$65,931

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$44,400		$44,400	$44,400		$44,400	$44,400		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$280,375		$275,347	$276,360		$250,387	$280,693		—

Borrowings outstanding, end of period (000)	$6,810		$5,895	$5,725		$5,198	$7,591		$160

Portfolio turnover rate	8%		20%	21%		30%	25%		20%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2015 and years ended August 31, 2015, August 31, 2014, August 31, 2013, and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees were 1.15%, 1.13%, 1.15%, 1.14%, and 1.11%, respectively.

See Notes to Financial Statements.

74	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Financial Highlights	BlackRock Virginia Municipal Bond Trust (BHV)

	Six Months Ended February 29, 2016 (Unaudited)		Year Ended August 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.90		$15.95	$14.03	$16.74	$15.33		$16.02

Net investment income[1]	0.39		0.81	0.83	0.84	0.97		1.02
Net realized and unrealized gain (loss)	0.30		(0.01)	1.95	(2.64)	1.45		(0.60)
Distributions to AMPS Shareholders:
From net investment income	—		—	—	—	(0.02)		(0.03)
From net realized gain	—		—	—	—	—		(0.00)[2]

Net increase (decrease) from investment operations	0.69		0.80	2.78	(1.80)	2.40		0.39

Distributions to Common Shareholders:[3]
From net investment income	(0.42)		(0.85)	(0.86)	(0.91)	(0.99)		(1.00)
From net realized gain	—		—	—	—	—		(0.08)

Total distributions to Common Shareholders	(0.42)		(0.85)	(0.86)	(0.91)	(0.99)		(1.08)

Net asset value, end of period	$16.17		$15.90	$15.95	$14.03	$16.74		$15.33

Market price, end of period	$19.31		$16.70	$16.35	$14.91	$19.58		$17.77

Total Return Applicable to Common Shareholders[4]
Based on net asset value	4.16%	[5]	5.02%	20.31%	(11.96)%	15.19%		1.98%

Based on market price	18.43%	[5]	7.61%	16.06%	(20.01)%	16.23%		0.89%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.23%	[6]	1.98%	2.01%	2.18%	1.69%	[7]	1.66% [7]

Total expenses after fees waived and paid indirectly	2.02%	[6]	1.77%	1.96%	2.18%	1.64%	[7]	1.52% [7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	1.87%	[6,9]	1.30% [9]	1.38%	1.58%	1.43%	[7,9]	1.44% [7]

Net investment income	4.93%	[6]	5.08%	5.52%	5.18%	6.03%	[7]	6.81% [7]

Distributions to AMPS Shareholders	—		—	—	—	0.09%		0.17%

Net investment income to Common Shareholders	4.93%	[7]	5.08%	5.52%	5.18%	5.94%		6.64%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$25,808		$25,336	$25,373	$22,256	$26,466		$24,155

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—	—	—	—		$11,675

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—	—	—	—		$76,725

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$11,600		$11,600	$11,600	$11,600	$11,600		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$322,483		$318,414	$318,733	$291,862	$328,157		—

Borrowings outstanding, end of period (000)	$3,860		$3,019	$3,019	$3,019	$4,108		$2,020

Portfolio turnover rate	3%		9%	11%	8%	23%		12%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOBs and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the six months ended February 29, 2016, and the years ended August 31, 2015 and August 31, 2012 the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.47%, 1.23% and 1.38%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	75

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually, a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Maryland Municipal Bond Trust	BZM	Delaware	Non-diversified
Blackrock Massachusetts Tax-Exempt Trust	MHE	Massachusetts	Non-diversified
BlackRock MuniHoldings New York Quality Fund, Inc	MHN	Maryland	Non-diversified
BlackRock New Jersey Municipal Bond Trust	BLJ	Delaware	Non-diversified
BlackRock New York Municipal Bond Trust	BQH	Delaware	Non-diversified
BlackRock New York Municipal Quality Trust	BSE	Delaware	Non-diversified
BlackRock New York Municipal Income Trust II	BFY	Delaware	Non-diversified
BlackRock Virginia Municipal Bond Trust	BHV	Delaware	Non-diversified

The Boards of Trustees/Directors of the Trusts are collectively referred to throughout this report as the “Board of Trustees” or the “Board,” and the trustees/directors thereof are collectively referred to throughout this report as “Trustees.” The Trusts determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Trust enters into certain investments (e.g., financial futures contracts), or certain borrowings (e.g., TOB transactions) that would be treated as “senior securities” for 1940 Act purposes, a Trust may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, if applicable. Deferred compensation liabilities are included in officer’s and trustees’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued guidance to simplify the presentation of debt issuance costs in financial statements. Under the new guidance, a Trust is required to present such costs in the Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability rather than as an asset.

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Notes to Financial Statements (continued)

The standard is effective for financial statements with fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Although the Manager is still evaluating the potential impacts of this new guidance, the Trusts’ adoption will be limited to the reclassification of any unamortized debt issuance costs on the Statements of Assets and Liabilities and modification to disclosures in the Notes to Financial Statements.

Indemnifications: In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.

Other: Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Trusts have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Trusts’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) U.S. GAAP defines fair value as the price the Trusts would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trusts determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trusts for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Trust’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in

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Notes to Financial Statements (continued)

its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Trust’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Trust may be required to pay more at settlement than the security is worth. In addition, a Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Trusts leverage their assets through the use of TOB transactions. The Trusts transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Trust generally provide the Trust with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Trusts may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which each Trust has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Trust, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid before the TOB Residual holders (i.e., the Trusts). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended February 29, 2016, no TOB Trusts in which a Trust participated were terminated without the consent of a Trust.

While a Trust’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally do not allow a Trust to borrow money for purposes of making investments. The Trusts’ management believes that a Trust’s restrictions on borrowings do not apply to the secured borrowings. Each Trust’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Trust. A Trust typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of

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Notes to Financial Statements (continued)

Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed to ensure that no banking entity is sponsoring the TOB Trust. Specifically, a Trust will establish structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank will be performed by, or on behalf of, the Trusts. The Trusts have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Trust may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Trust’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Trust’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Trust on an accrual basis. Interest expense incurred on the TOB transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to comply with the Volcker Rule, a Trust incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended February 29, 2016, the following table is a summary of the Trusts’ TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
BZM	$3,251,610	$1,500,000	0.06%	$1,500,000	0.53%
MHN	$135,840,883	$66,564,243	0.01% - 0.16%	$56,673,865	0.65%
BLJ	$8,235,385	$4,519,518	0.02% - 0.26%	$4,519,518	0.68%
BQH	$9,892,703	$5,560,191	0.02% - 0.16%	$5,292,231	0.64%
BSE	$37,879,464	$19,830,899	0.01% - 0.16%	$18,546,484	0.65%
BFY	$12,570,492	$6,810,251	0.02% - 0.10%	$6,302,329	0.61%
BHV	$6,967,061	$3,859,659	0.01% - 0.02%	$3,605,607	0.59%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Trusts, as TOB Residual holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The municipal bonds transferred to TOB Trusts with a credit enhancement are identified in the Schedules of Investments including the maximum potential amounts owed by the Trusts.

[2]

The Trusts may invest in TOB Trusts on either a non-recourse or recourse basis. When a Trust invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Trust invests in a TOB Trust on a recourse basis, a Trust will usually enter into a reimbursement agreement with the Liquidity Provider where a Trust is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Trust invests in a recourse TOB Trust, a Trust will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Trust at February 29, 2016, in proportion to its participation in the TOB Trust. The recourse TOB Trusts are identified in the schedules of Investments including the maximum potential amounts owed by a Trust at February 29, 2016.

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Notes to Financial Statements (continued)

5. Derivative Financial Instruments:

The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage economically their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: Certain Trusts invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trusts as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Trusts record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Trust’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust. For such services, each Trust except for MHE and MHN, pays the Manager a monthly fee based on a percentage of each Trust’s average weekly managed assets. MHE and MHN each pay the Manager a monthly fee based on a percentage of their respective average daily net assets. The Trusts pay their respective fees at the following annual rates:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Investment advisory fee	0.65%	0.50%	0.55%	0.65%	0.65%	0.55%	0.55%	0.65%

“Managed assets” and “net assets” each mean the total assets of the Trust minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred stock).

Waivers

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Trust pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Trust’s investments in other affiliated investment companies, if any. For the six months ended February 29, 2016, the amounts waived were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Amount waived	$2	$5	$865	$36	$98	$129	$137	$5

The Manager voluntarily agreed to waive a portion of the investment advisory fees with respect to BZM, at the annual rate as a percentage of the average weekly managed assets of 0.05%. The Manager voluntarily agreed to waive its investment advisory fees with respect to MHN on the proceeds of Preferred Shares and TOB Trusts that exceed 35% of its total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares.) The Manager voluntarily agreed to waive a portion of the investment advisory fees with respect to BHV, at the annual rate as a percentage of the average weekly managed assets of 0.13%. The amounts waived are included in fees waived by the Manager in the Statements of Operations. For the six months ended February 29, 2016, the amounts included in fees waived by the Manager were as follows:

Amounts Waived
BZM	$12,173
MHN	$132,728
BHV	$26,331

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Notes to Financial Statements (continued)

Officers and Trustees Fees

Certain officers and/or trustees of the Trusts are officers and/or directors of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

7. Purchases and Sales:

For the six months ended February 29, 2016, purchases and sales of investments, excluding short-term securities, were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Purchases	$4,323,291	$3,983,125	$65,176,851	$2,535,973	$5,715,499	$7,842,057	$11,346,486	$2,729,644
Sales	$2,801,491	$3,579,405	$54,294,935	$1,972,820	$4,825,387	$7,040,217	$10,577,905	$1,148,720

8. Income Tax Information:

It is the Trusts’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Trust’s U.S. federal tax returns remains open for each of the four years ended August 31, 2015. The statutes of limitations on each Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trusts as of February 29, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Trusts’ financial statements.

As of August 31, 2015, the Trusts had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
No expiration date[1]	$243,479	$516,931	$20,071,250	$646,565	$1,468,129	$2,646,072	$2,327,422	$923,265
2016	—	285,683	710,089	—	—	—	383,137	—
2017	—	375,230	4,069,997	—	—	1,583,452	254,346	—
2018	—	32,672	3,861,956	—	—	1,544,362	357,549	—
2019	40,297	74	673,531	—	—	—	255,001	51,866

Total	$283,776	$1,210,590	$29,386,823	$646,565	$1,468,129	$5,773,886	$3,577,455	$975,131

[1]	Must be utilized prior to losses subject to expiration.

As of February 29, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Tax cost	$46,315,568	$47,459,441	$648,220,115	$50,742,264	$59,978,557	$124,684,092	$110,588,869	$34,213,284

Gross unrealized appreciation	$2,602,013	$4,713,762	$58,752,655	$5,511,796	$7,047,131	$13,195,929	$12,085,328	$3,870,025
Gross unrealized depreciation	(36,564)	—	(651,846)	(654,309)	(113,282)	(297,726)	(69,894)	—

Net unrealized appreciation	$2,565,449	$4,713,762	$58,100,809	$4,857,487	$6,933,849	$12,898,203	$12,015,434	$3,870,025

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Trust’s ability to buy or sell bonds. As a result, a Trust may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Trust needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Trusts invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Trusts may decline in response to certain events, including those directly involving the issuers of securities owned by the Trusts. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Trust may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Trust to reinvest in lower yielding securities. Each Trust may also be exposed to reinvestment

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Notes to Financial Statements (continued)

risk, which is the risk that income from each Trust’s portfolio will decline if each Trust invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Trust portfolio’s current earnings rate.

The Trusts may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Trusts reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Trust.

The new TOB Trust structure resulting from the compliance with Volcker Rule remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Trusts’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Trusts will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Trusts can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Trusts unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Trusts and any alternative forms of leverage may be more or less advantageous to the Trusts than existing TOB leverage.

Should short-term interest rates rise, the Trusts’ investments in TOB transactions may adversely affect the Trusts’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Trusts’ NAVs per share.

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s Municipal Bonds. The Risk Retention Rules may adversely affect the Trusts’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Trusts. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Trusts manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded options futures, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.

Concentration Risk: Each Trust invests a substantial amount of its assets in issuers located in a single state or limited number of states. This may subject each Trust to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Trusts’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, BZM and BHV invested a significant portion of their assets in securities in the health sector. MHE and BSE invested a significant portion of their assets in securities in the education sector. BLJ invested a significant portion of its assets in securities in the transportation sector. BQH and BFY invested a significant portion of their assets in securities in the county, city, special district and school district sector. Changes in economic conditions affecting such sectors would have a greater impact on the Trusts and could affect the value, income and/or liquidity of positions in such securities.

82	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (continued)

Certain Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trusts may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each Trust, except for MHN, is authorized to issue an unlimited number of shares (200 million shares for MHN), all of which were initially classified as Common Shares. The par value for each Trust’s Common Shares and Preferred Shares, except for MHE and MHN, is $0.001 per share ($0.01 for MHE and $0.10 for MHN). The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares, including AMPS, without approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	BZM	MHE	BLJ	BHV
Six months ended February 29, 2016	—	—	—	2,061
Year ended August 31, 2015	2,336	2,904	121	2,852

For the six months ended February 29, 2016 and the year ended August 31, 2015 for MHN, BQH, BSE and BFY, shares issued and outstanding remained constant.

Preferred Shares

Each Trust’s Preferred Shares rank prior to the Trust’s Common Shares as to the payment of dividends by the Trust and distribution of assets upon dissolution or liquidation of a Trust. The 1940 Act prohibits the declaration of any dividend on a Trust’s Common Shares or the repurchase of a Trust’s Common Shares if a Trust fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Trust is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if a Trust fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

The Trusts have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and, except for the VRDP Shares of BZM and BHV, are currently in a special rate period, as described below.

As of the period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
BZM	6/14/12	160	$16,000,000	7/01/42
MHE	6/14/12	185	$18,500,000	7/01/42
MHN	6/30/11	2,436	$243,600,000	7/01/41
BLJ	6/14/12	187	$18,700,000	7/01/42
BQH	9/15/11	221	$22,100,000	10/01/41
BSE	9/15/11	405	$40,500,000	10/01/41
BFY	9/15/11	444	$44,400,000	10/01/41
BHV	6/14/12	116	$11,600,000	7/01/42

Redemption Terms: Each Trust is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each Trust is required to begin to segregate liquid assets with the Trust’s custodian to fund the redemption. In addition, the Trusts are required to redeem certain of their outstanding VRDP Shares if they fail to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of the Trusts. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, the Trusts must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	83

Notes to Financial Statements (continued)

Liquidity Feature: Each Trust entered into a fee agreement with the liquidity provider that requires an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreement between MHN and the liquidity provider is for a three year term and is scheduled to expire on April 19, 2017 unless renewed or terminated in advance. The fee agreement between BZM, MHE, BLJ and BHV and their liquidity provider is for a 364 day term and is scheduled to expire on July 7, 2016 unless renewed or terminated in advance. The fee agreement between BQH, BSE and BFY and their liquidity provider was scheduled to expire on December 4, 2015. In October 2015, in connection with the commencement of a special rate period (as described below), BQH, BSE and BFY extended their fee agreements to October 22, 2018.

In the event the fee agreement is not renewed or is terminated in advance, and the Trusts do not enter into a fee agreement with an alternative liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, the Trusts are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the Trusts are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the Trusts will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The Trusts may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. No remarketing fees are incurred during any special rate period (as described below).

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 for BZM, MHN, BLJ, BQH, BSE, BFY and BHV and Aa3 for MHE from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended February 29, 2016, the annualized dividend rates for the VRDP Shares were as follows:

	BZM	MHE	MHN	BLJ	BQH	BSE	BFY	BHV
Rate	0.10%	0.91%	0.89%	0.91%	0.68%	0.68%	0.68%	0.10%

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

Ratings: The short-term ratings, if any, on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating. As of period end, the short-term ratings of the liquidity provider and the VRDP Shares for BZM and BHV were A1/P1 as rated by Moody’s and Fitch, respectively, which is within the two highest rating categories.

Special Rate Period: Upon issuance of the VRDP Shares on June 14, 2012, BZM, MHE, BLJ and BHV commenced a three-year term ending June 24, 2015 (“special rate period”) with respect to their VRDP Shares. On June 16, 2015, the special rate period for MHE and BLJ was extended to June 22, 2016. On June 24, 2015, the special rate period for the VRDP Shares for BZM and BHV terminated. Prior to June 22, 2016, the holder of the VRDP Shares and MHE and BLJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will become remarketable securities and will be remarketed and available for purchase by qualified institutional investors. No short-term ratings were assigned to the VRDP Shares at issuance but such ratings may be assigned upon termination of the special rate period when the VRDP Shares revert to remarketable securities.

On April 17, 2014, MHN commenced a three-year special rate period ending April 19, 2017 with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MHN were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 19, 2017, the holder of the VRDP Shares and MHN may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

84	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Notes to Financial Statements (concluded)

On October 22, 2015, BQH, BSE and BFY commenced a three-year special rate period ending April 18, 2018 with respect to their VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for BQH, BSE and BFY were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 18, 2018, the holder of the VRDP Shares and BQH, BSE and/or BFY may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors. Short-term ratings may be re-assigned upon the termination of the special rate period when the VRDP Shares revert back to remarketable securities.

MHE, BLJ, MHN, BQH, BSE and BFY are referred to below as the “special rate period funds.”

During the special rate periods described above, the liquidity and fee agreements remain in effect for the duration of the special rate period and the VRDP Shares are still subject to mandatory redemption by the applicable special rate period fund on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during such time. The special rate period funds are required to maintain the same asset coverage, basic maintenance amount and leverage requirements for their VRDP Shares. The special rate period funds will not pay any liquidity and remarketing fees during the special rate period and instead will pay dividends monthly based on the sum of Securities Industry and Financial Markets Association Municipal Swap Index and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If VRDP Shares are redeemed on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements.

For the six months ended February 29, 2016, VRDP Shares issued and outstanding of each Trust remained constant.

Offering Costs: The Trusts incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trusts’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trusts paid a net investment income dividend in the following amounts per share on April 1, 2016 to shareholders of record on March 15, 2016:

Common Dividend Per Share
BZM	$0.0499
MHE	$0.0580
MHN	$0.0670
BLJ	$0.0695
BQH	$0.0620
BSE	$0.0575
BFY	$0.0700
BHV	$0.0695

Additionally, the Trusts declared a net investment income dividend on April 1, 2016 payable to Common Shareholders of record on April 15, 2016 for the same amounts noted above.

The dividends declared on Preferred Shares for the period March 1, 2016 to March 31, 2016 for the Trusts were as follows:

	Series	Dividends Declared
BZM	W-7	$2,933
MHE	W-7	$16,084
MHN	W-7	$207,659
BLJ	W-7	$16,258
BQH	W-7	$19,214
BSE	W-7	$32,211
BFY	W-7	$38,601
BHV	W-7	$2,127

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	85

Officers and Trustees

Richard E. Cavanagh, Chair of the Board and Trustee

Karen P. Robards, Vice Chair of the Board, Chair of the Audit Committee and Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

Barbara G. Novick, Interested Trustee

John M. Perlowski, Interested Trustee, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective December 31, 2015, Kathleen F. Feldstein and James. T. Flynn retired as Trustees of the Trusts.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Trustee and a Member of the Audit Committee of the Trusts.

Effective April 1, 2016, Cynthia L. Egan was appointed to serve as a Trustee of the Trusts.

Effective April 6, 2016, Michael Perilli became co-portfolio manager of MHE and Timothy Browse became co-portfolio manager of BLJ. The other portfolio managers for each MHE and BLJ are Ted Jaeckel and Walter O’Connor.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Liquidity Providers Bank of America, N.A.[1] New York, NY 10036 Citibank, N.A.[2] New York, NY 10179 Barclays Bank PLC.[3] New York, NY 10019	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116	Address of the Trusts 100 Bellevue Parkway Wilmington, DE 19809

VRDP Tender and Paying Agent The Bank of New York Mellon New York, NY 10289	VRDP Remarketing Agents Merrill Lynch, Pierce, Fenner & Smith Incorporated[1] New York, NY 10036 Citigroup Global Markets, Inc.[2] New York, NY 10179 Barclays Capital, Inc.[3] New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110

[1]	For MHN.

[2]	For BZM, MHE, BLJ and BHV.

[3]	For BQH, BSE and BFY.

86	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

Additional Information

Trust Certification

Certain Trusts are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Trusts may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Trusts for any particular month may be more or less than the amount of net investment income earned by the Trusts during such month. The Trusts’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Trusts do not make available copies of their Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of the respective Trust’s offerings and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trusts’ investment objectives or policies or to the Trusts’ charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website into this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trusts file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trusts’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trusts voted proxies relating to securities held in the Trusts’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

SEMI-ANNUAL REPORT	FEBRUARY 29, 2016	87

Additional Information (concluded)

General Information (concluded)

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

88	SEMI-ANNUAL REPORT	FEBRUARY 29, 2016

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trusts have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEF-STMUNI-8-2/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	May 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

Date:	May 2, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

Date:	May 2, 2016

3